      AIM LARGE CAP

      OPPORTUNITIES FUND

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Large Cap Opportunities Fund seeks long-term growth of capital.

                                                     AIM--Registered Trademark--
      PROSPECTUS
      MARCH 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since September 29, 2000.

                                     An investment in the fund:

                                        - is not FDIC insured;

                                        - may lose value; and

                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND      1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          3

Performance Table                             3

FEE TABLE AND EXPENSE EXAMPLE                 4
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     4

Expense Example                               4

FUND MANAGEMENT                               5
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   5

Advisor Compensation                          5

Portfolio Managers                            5

OTHER INFORMATION                             5
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 5

Dividends and Distributions                   5

Fund Closure                                  5

FINANCIAL HIGHLIGHTS                          6
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-5

Exchanging Shares                           A-7

Pricing of Shares                           A-9

Taxes                                       A-9

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P 500 Index. The S&P 500 Index measures the performance of the stocks of the largest 500 U.S. companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the same time of purchase.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               ------
2000....................................   30.86%
2001....................................  -26.61%

  During the period shown in the bar chart, the highest quarterly return was 28.00% (quarter ended March 31, 2000) and the lowest quarterly return was -17.12% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                     SINCE           INCEPTION
December 31, 2001)                                       1 YEAR          INCEPTION            DATE
-----------------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                                    (30.65)%          (4.72)%          12/30/99
  Return After Taxes on Distributions                    (30.65)           (5.16)           12/30/99
  Return After Taxes on Distributions and Sale of Fund
     Shares                                              (18.67)           (3.86)           12/30/99
Class B
  Return Before Taxes                                    (30.83)          (17.60)           03/31/00
Class C
  Return Before Taxes                                    (27.94)          (15.77)           03/31/00
-----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index(1)
(reflects no deduction for fees, expenses, or taxes)    (11.88)          (10.50)(2)        12/31/99(2)
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)    None(1)  5.00%     1.00%
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -  -
(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
-----------------------------------------------------------
Management Fees(3)             1.58%     1.58%     1.58%

Distribution and/or
Service (12b-1) Fees(4)        0.35      1.00      1.00

  Other Expenses(5)            0.30      0.30      0.30

  Dividend Expenses
  Attributable to
  Securities Sold
  Short                        0.03      0.03      0.03

  Interest                     0.01      0.01      0.01

Total Other Expenses           0.34      0.34      0.34

Total Annual Fund
Operating Expenses             2.27      2.92      2.92
----------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 2.17%
(5) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the revised plan.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $767    $1,220    $1,698     $3,012
Class B    795     1,204     1,738      3,089
Class C    395       904     1,538      3,242
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $767    $1,220    $1,698     $3,012
Class B    295       904     1,538      3,089
Class C    295       904     1,538      3,242
----------------------------------------------

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P 500 Index. Performance adjustments began on January 1, 2001.

  The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.

  During the fiscal year ended October 31, 2001 the advisor received compensation of 1.58% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst with Van Wagoner Capital Management.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited size of the market for large-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on September 29, 2000. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                                                  CLASS A
                                                              -----------------------------------------------
                                                                                            DECEMBER 30, 1999
                                                                              AUGUST 1,     (DATE OPERATIONS
                                                              YEAR ENDED       THROUGH         COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,    THROUGH JULY 31,
                                                                2001(a)        2000(a)            2000
                                                              -----------    -----------    -----------------
Net asset value, beginning of period                           $  13.60       $  13.12          $  10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.03)            --             (0.01)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.37)          0.48              3.13
=============================================================================================================
    Total from investment operations                              (4.40)          0.48              3.12
=============================================================================================================
Less distributions from net realized gains                        (0.37)            --                --
=============================================================================================================
Net asset value, end of period                                 $   8.83       $  13.60          $  13.12
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (33.10)%         3.66%            31.20%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $171,324       $373,614          $138,205
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.16%(c)       2.07%(d)          2.41%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.26%(c)       2.10%(d)          2.49%(d)
=============================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.12%(c)       2.03%(d)          2.34%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.22%(c)       2.06%(d)          2.42%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       (0.30)%(c)      0.04%(d)         (0.20)%(d)
=============================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)          0.07%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             269%            38%              125%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $270,027,507.
(d)Annualized.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 CLASS B
                                                              ----------------------------------------------
                                                                                             MARCH 31, 2000
                                                                              AUGUST 1,       (DATE SALES
                                                              YEAR ENDED       THROUGH         COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,    THROUGH JULY 31,
                                                                2001(a)        2000(a)            2000
                                                              -----------    -----------    ----------------
Net asset value, beginning of period                           $  13.55       $  13.10          $  12.81
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)         (0.02)            (0.02)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.32)          0.47              0.31
============================================================================================================
    Total from investment operations                              (4.44)          0.45              0.29
============================================================================================================
Less distributions from net realized gains                        (0.37)            --                --
============================================================================================================
Net asset value, end of period                                 $   8.74       $  13.55          $  13.10
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (33.53)%         3.44%             2.26%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $143,331       $282,120          $102,795
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.92%(c)       2.77%(d)          3.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.92%(c)       2.77%(d)          3.18%(d)
============================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.88%(c)       2.73%(d)          3.03%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.88%(c)       2.73%(d)          3.11%(d)
============================================================================================================
Ratio of net investment income (loss) to average net assets       (1.06)%(c)     (0.66)%(d)        (0.89)%(d)
============================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)          0.07%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             269%            38%              125%
____________________________________________________________________________________________________________
============================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $214,614,636.
(d)Annualized.

                       ----------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                             MARCH 31, 2000
                                                                              AUGUST 1,       (DATE SALES
                                                              YEAR ENDED       THROUGH         COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,    THROUGH JULY 31,
                                                                2001(a)        2000(a)            2000
                                                              -----------    -----------    ----------------
Net asset value, beginning of period                            $ 13.55       $  13.09          $ 12.81
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)         (0.02)           (0.02)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.33)          0.48             0.30
============================================================================================================
    Total from investment operations                              (4.45)          0.46             0.28
============================================================================================================
Less distributions from net realized gains                        (0.37)            --               --
============================================================================================================
Net asset value, end of period                                  $  8.73       $  13.55          $ 13.09
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (33.60)%         3.51%            2.19%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $59,675       $111,084          $34,972
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.92%(c)       2.77%(d)         3.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.92%(c)       2.77%(d)         3.18%(d)
============================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.88%(c)       2.73%(d)         3.03%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.88%(c)       2.73%(d)         3.11%(d)
============================================================================================================
Ratio of net investment loss to average net assets                (1.06)%(c)     (0.66)%(d)       (0.89)%(d)
============================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)         0.07%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             269%            38%             125%
____________________________________________________________________________________________________________
============================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $85,976,988.
(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain                   charge on redemptions within six     charge on redemptions within
  purchases(1,2)                       years                                one year(2)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(3)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                          Investor's
                                         Sales Charge
                                 ----------------------------
AMOUNT OF INVESTMENT               As a % of       As a % of
IN SINGLE TRANSACTION(1)         offering price   investment
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  25

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

                                      A-3                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

MCF--1/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

                                      A-7                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

MCF--1/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                             MCF--1/02

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via our
                             website:

                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter, to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------
 AIM Large Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697
-------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   LCO-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM MID CAP
      OPPORTUNITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Mid Cap Opportunities Fund seeks long-term growth of capital.

                                                    AIM--Registered Trademark--
       PROSPECTUS
       MARCH 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since March 21, 2000.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                         --Registered Trademark--

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                        5

Dividends and Distributions                          5

Fund Closure                                         5

FINANCIAL HIGHLIGHTS                                 6
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                            A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investors, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securi-

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

ties, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                        ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1999..................................................................  125.55%
2000..................................................................   10.10%
2001..................................................................  -22.27%

  During the period shown in the bar chart, the highest quarterly return was 31.44% (quarter ended December 31, 1999) and the lowest quarterly return was -19.07% (quarter ended March 31, 2001).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                      SINCE           INCEPTION
December 31, 2001)                                        1 YEAR          INCEPTION             DATE
-------------------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                                    (26.56)%          22.17%           12/30/98
  Return After Taxes on Distributions                    (26.56)           20.62            12/30/98
  Return After Taxes on Distributions and Sale of Fund
     Shares                                              (16.17)           17.58            12/30/98
Class B
  Return Before Taxes                                    (26.75)           (3.08)           11/12/99
Class C
  Return Before Taxes                                    (23.66)           (1.69)           11/12/99
Standard & Poor's MidCap 400 Index(2)
(reflects no deduction for fees, expenses, or taxes)      (0.62)           10.24(3)         12/31/98(3)
-------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market.
(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)          CLASS A   CLASS B    CLASS C
-------------------------------------------------------
Management Fees(3)          0.71%      0.71%      0.71%

Distribution and/or
Service (12b-1)
Fees(4)                     0.35       1.00       1.00

  Other Expenses(5)         0.29       0.29       0.29

  Dividend Expenses
  Attributable to
  Securities Sold
  Short                     0.03       0.03       0.03

  Interest                  0.06       0.06       0.06

Total Other Expenses        0.38       0.38       0.38

Total Annual Fund
Operating Expenses          1.44       2.09       2.09
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 1.34%.
(5) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the revised plan.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $689     $980     $1,294     $2,179
Class B    712      955      1,324      2,255
Class C    312      655      1,124      2,421
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $689     $980     $1,294     $2,179
Class B    212      655      1,124      2,255
Class C    212      655      1,124      2,421
----------------------------------------------


                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P MidCap 400 Index. Performance adjustments began on January 1, 2001.

  The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.

  During the fiscal year ended October 31, 2001 the advisor received compensation of 0.71% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst with Van Wagoner Capital Management.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of medium-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on March 21, 2000, after assets reached $750 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

  A significant portion of the fund's returns was attributable to its investments in IPOs during the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return.

                                                                                  CLASS A
                                                    --------------------------------------------------------------------
                                                                                                       DECEMBER 30, 1998
                                                                                                       (DATE OPERATIONS
                                                    YEAR ENDED     THREE MONTHS ENDED    YEAR ENDED       COMMENCED)
                                                    OCTOBER 31,       OCTOBER 31,         JULY 31,     THROUGH JULY 31,
                                                      2001(a)             2000            2000(a)            1999
                                                    -----------    ------------------    ----------    -----------------
Net asset value, beginning of period                 $  23.17           $  23.62          $  15.78          $10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.04              (0.01)            (0.18)          (0.04)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (7.10)             (0.44)             9.92            5.82
========================================================================================================================
    Total from investment operations                    (7.06)             (0.45)             9.74            5.78
========================================================================================================================
Less distributions:
  Dividends from net investment income                     --                 --             (0.02)             --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --                 --             (1.88)             --
========================================================================================================================
    Total distributions                                    --                 --             (1.90)             --
========================================================================================================================
Net asset value, end of period                       $  16.11           $  23.17          $  23.62          $15.78
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                        (30.47)%            (1.91)%           65.58%          57.80%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $155,356           $309,391          $336,203          $4,790
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense):
  With fee waivers                                       1.33%(c)           2.06%(d)          2.33%           2.28%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    1.43%(c)           2.16%(d)          2.40%           7.55%(d)
========================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense):
  With fee waivers                                       1.24%(c)           1.93%(d)          2.08%           2.19%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    1.34%(c)           2.03%(d)          2.15%           7.46%(d)
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             0.20%(c)          (0.08)%(d)        (0.80)%         (0.79)%(d)
========================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets                    0.09%(c)           0.13%(d)          0.25%           0.09%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                   289%                49%              196%            135%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $227,302,059.
(d) Annualized.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                                                  NOVEMBER 12, 1999
                                                                                                     (DATE SALES
                                                              YEAR ENDED     AUGUST 1, THROUGH       COMMENCED)
                                                              OCTOBER 31,       OCTOBER 31,       THROUGH JULY 31,
                                                                2001(a)            2000                2000(a)
                                                              -----------    -----------------    -----------------
Net asset value, beginning of period                           $  23.02          $  23.51             $  17.83
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.05)               (0.28)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)            (0.44)                5.97
===================================================================================================================
    Total from investment operations                              (7.13)            (0.49)                5.69
===================================================================================================================
Less dividends from net investment income                            --                --                (0.01)
===================================================================================================================
Net asset value, end of period                                 $  15.89          $  23.02             $  23.51
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (30.97)%           (2.08)%              31.95%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $124,588          $225,060             $255,439
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)          2.81%(d)             3.08%(d)
===================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)          2.68%(d)             2.83%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)        (0.83)%(d)           (1.55)%(d)
===================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)          0.13%(d)             0.25%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             289%               49%                 196%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $170,365,771.
(d) Annualized.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     CLASS C
                                                              -----------------------------------------------------
                                                                                                  NOVEMBER 12, 1999
                                                                                                     (DATE SALES
                                                              YEAR ENDED     AUGUST 1, THROUGH       COMMENCED)
                                                              OCTOBER 31,       OCTOBER 31,       THROUGH JULY 31,
                                                                2001(a)            2000                2000(a)
                                                              -----------    -----------------    -----------------
Net asset value, beginning of period                            $ 23.02           $ 23.51             $  17.83
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.05)               (0.28)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)            (0.44)                5.97
===================================================================================================================
    Total from investment operations                              (7.13)            (0.49)                5.69
===================================================================================================================
Less dividends from net investment income                            --                --                (0.01)
===================================================================================================================
Net asset value, end of period                                  $ 15.89           $ 23.02             $  23.51
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (30.97)%           (2.08)%              31.95%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $51,412           $96,817             $100,452
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)          2.81%(d)             3.08%(d)
===================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)          2.68%(d)             2.83%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)        (0.83)%(d)           (1.55)%(d)
===================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)          0.13%(d)             0.25%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             289%               49%                 196%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $72,568,039.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain                   charge on redemptions within six     charge on redemptions within
  purchases(1,2)                       years                                one year(2)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(3)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                          Investor's
                                         Sales Charge
                                 ----------------------------
AMOUNT OF INVESTMENT               As a % of       As a % of
IN SINGLE TRANSACTION(1)         offering price   investment
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  25

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

                                      A-3                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

MCF--1/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

                                      A-7                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

MCF--1/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                             MCF--1/02

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             Your can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM Mid Cap Opportunities Fund
SEC 1940 Act file number: 811-08697
-----------------------------------

[AIM LOGO APPEARS HERE]  www.aimfunds.com   MCO-PRO-1     INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM SMALL CAP
      OPPORTUNITIES FUND

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Small Cap Opportunities Fund seeks long-term growth of capital.

                                                     AIM--Registered Trademark--
       PROSPECTUS
       MARCH 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since November 4, 1999.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Fund Closure                                 5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-5

Exchanging Shares                          A-7

Pricing of Shares                          A-9

Taxes                                      A-9

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index. The Russell 2000--Registered Trademark-- Index measures the performance of the smallest 2000 companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on the total market capitalization. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                                        ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1999..................................................................  84.18%
2000..................................................................  23.01%
2001..................................................................  -9.32%

  During the period shown in the bar chart, the highest quarterly return was 37.99% (quarter ended December 31, 1999) and the lowest quarterly return was -15.00% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                     SINCE          INCEPTION
December 31, 2001)                                       1 YEAR          INCEPTION          DATE
-----------------------------------------------------------------------------------------------------
Class A
  Return Before Taxes                                    (14.32)%          26.51%         06/29/98
  Return After Taxes on Distributions                    (14.32)           20.68          06/29/98
  Return After Taxes on Distributions and Sale of Fund
     Shares                                               (8.72)           19.88          06/29/98
Class B
  Return Before Taxes                                    (14.53)           27.23          07/13/98
Class C
  Return Before Taxes                                    (10.91)           27.19          12/30/98
Russell 2000--Registered Trademark-- Index(1)
(reflects no deduction for fees, expenses, or taxes)       2.49             3.27(2)       06/30/98(2)
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                 5.50%   None   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)    None(1) 5.00%  1.00%
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees(3)        0.72%     0.72%     0.72%

Distribution and/or
Service (12b-1)
Fees(4)                   0.35      1.00      1.00

 Other Expenses(5)        0.17      0.17      0.17

 Dividend Expenses
 Attributable to
 Securities Sold
 Short                    0.01      0.01      0.01

 Interest                 0.01      0.01      0.01

Total Other Expenses      0.19      0.19      0.19

Total Annual Fund
Operating Expenses        1.26      1.91      1.91
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.00%. This fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 1.16%.
(5) Effective December 12, 2001, the fund adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses have been restated to reflect the adoption of the revised plan.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $671      $928     $1,204    $1,989
Class B    694       900      1,232     2,064
Class C    294       600      1,032     2,233
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $671      $928     $1,204    $1,989
Class B    194       600      1,032     2,064
Class C    194       600      1,032     2,233
----------------------------------------------


                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.00% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the Russell 2000--Registered Trademark-- Index. Performance adjustments began on January 1, 2001.

  The maximum performance adjustment upward or downward is 0.75% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 1.75% or as little as 0.25% in management fees.

  During the fiscal year ended October 31, 2001 the advisor received compensation of 0.72% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst with Van Wagoner Capital Management.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on November 4, 1999, after assets reached $500 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                                               CLASS A
                                            ------------------------------------------------------------------------------
                                                                                                          JUNE 29, 1998
                                                                                                         (DATE OPERATIONS
                                            YEAR ENDED     AUGUST 1, THROUGH    YEAR ENDED JULY 31,     COMMENCED) THROUGH
                                            OCTOBER 31,       OCTOBER 31,       --------------------         JULY 31,
                                               2001              2000           2000(a)     1999(a)          1998(a)
                                            -----------    -----------------    --------    --------    ------------------
Net asset value, beginning of period         $  26.05          $  25.79         $  14.86    $   9.76         $  10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.05              0.03            (0.14)      (0.09)            0.02
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (3.51)             0.23            11.97        5.20            (0.26)
==========================================================================================================================
    Total from investment operations            (3.46)             0.26            11.83        5.11            (0.24)
==========================================================================================================================
Less distributions:
  Dividends from net investment income          (0.01)               --               --       (0.01)              --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (10.09)               --            (0.90)         --               --
==========================================================================================================================
    Total distributions                        (10.10)               --            (0.90)      (0.01)              --
==========================================================================================================================
Net asset value, end of period               $  12.49          $  26.05         $  25.79    $  14.86         $   9.76
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                (18.27)%            1.01%           81.64%      52.36%           (2.40)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $267,260          $442,913         $449,044    $205,721         $107,540
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):
  With fee waivers                               1.15%(c)          1.50%(d)         1.73%       2.35%            1.59%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            1.25%(c)          1.60%(d)         1.81%       2.35%            1.59%(d)
==========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):
  With fee waivers                               1.13%(c)          1.41%(d)         1.47%       1.74%            1.59%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            1.23%(c)          1.51%(d)         1.55%       1.74%            1.59%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.30%(c)          0.39%(d)        (0.63)%     (1.44)%           2.00%(d)
==========================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net
  assets                                         0.02%(c)          0.09%(d)         0.26%       0.61%              --
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                           250%               52%             198%        220%              13%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $340,270,092.
(d)Annualized.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                                                                                          JULY 31, 1998
                                                                                                         (DATE OPERATIONS
                                            YEAR ENDED     AUGUST 1, THROUGH    YEAR ENDED JULY 31,     COMMENCED) THROUGH
                                            OCTOBER 31,       OCTOBER 31,       --------------------         JULY 31,
                                               2001              2000           2000(a)     1999(a)          1998(a)
                                            -----------    -----------------    --------    --------    ------------------
Net asset value, beginning of period         $  25.61          $  25.41         $  14.75    $   9.76         $ 10.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)            (0.02)           (0.30)      (0.17)           0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (3.42)             0.22            11.86        5.17           (0.32)
==========================================================================================================================
    Total from investment operations            (3.49)             0.20            11.56        5.00           (0.31)
==========================================================================================================================
Less distributions:
  Dividends from net investment income             --                --               --       (0.01)             --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (10.09)               --            (0.90)         --              --
==========================================================================================================================
Net asset value, end of period               $  12.03          $  25.61         $  25.41    $  14.75         $  9.76
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                (18.93)%            0.79%           80.38%      51.30%          (3.08)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $208,563          $325,957         $326,571    $153,793         $84,285
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense)              1.91%(c)          2.27%(d)         2.48%       3.03%           2.30%(d)
==========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense)              1.89%(c)          2.18%(d)         2.22%       2.42%           2.30%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.46)%(c)        (0.37)%(d)       (1.38)%     (2.12)%          1.29%(d)
==========================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net
  assets                                         0.02%(c)          0.09%(d)         0.26%       0.61%             --
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                           250%               52%             198%        220%             13%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $253,954,910.
(d)Annualized.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   CLASS C
                                                     --------------------------------------------------------------------
                                                                                                       DECEMBER 30, 1998
                                                                                                          (DATE SALES
                                                     YEAR ENDED     AUGUST 1, THROUGH    YEAR ENDED    COMMENCED) THROUGH
                                                     OCTOBER 31,       OCTOBER 31,        JULY 31,          JULY 31,
                                                        2001              2000            2000(a)           1999(a)
                                                     -----------    -----------------    ----------    ------------------
Net asset value, beginning of period                   $ 25.63           $ 25.43          $ 14.78            $11.70
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)            (0.02)           (0.32)            (0.11)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (3.42)             0.22            11.87              3.19
=========================================================================================================================
    Total from investment operations                     (3.49)             0.20            11.55              3.08
=========================================================================================================================
Less distributions from net realized gains              (10.09)               --            (0.90)               --
=========================================================================================================================
Net asset value, end of period                         $ 12.05           $ 25.63          $ 25.43            $14.78
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                         (18.91)%            0.79%           80.15%            29.31%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $26,637           $46,111          $44,557            $5,977
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense)                                                1.91%(c)          2.27%(d)         2.48%             3.03%(d)
=========================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense)                                                1.89%(c)          2.18%(d)         2.22%             2.42%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.46)%(c)        (0.37)%(d)       (1.38)%           (2.12)%(d)
=========================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets                     0.02%(c)          0.09%(d)         0.26%             0.61%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                    250%               52%             198%              220%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $33,517,145.
(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain                   charge on redemptions within six     charge on redemptions within
  purchases(1,2)                       years                                one year(2)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions(3)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                          Investor's
                                         Sales Charge
                                 ----------------------------
AMOUNT OF INVESTMENT               As a % of       As a % of
IN SINGLE TRANSACTION(1)         offering price   investment
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

                                      A-1                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1.0% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                        5%                 1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

MCF--1/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  25

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

                                      A-3                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

MCF--1/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

                                      A-5                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

MCF--1/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

                                      A-7                             MCF--1/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

MCF--1/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
-------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-9                             MCF--1/02

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM Small Cap Opportunities Fund
SEC 1940 Act file number: 811-08697
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   SCO-PRO-1    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                         AIM SPECIAL OPPORTUNITIES FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                            -------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B AND CLASS C SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM SPECIAL OPPORTUNITIES FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246


                            -------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2002, RELATES TO THE FOLLOWING PROSPECTUSES:

           FUND                                             DATED
           ----                                             -----
AIM LARGE CAP OPPORTUNITIES FUND                         MARCH 1, 2002
 AIM MID CAP OPPORTUNITIES FUND                          MARCH 1, 2002
 AIM SMALL CAP OPPORTUNITIES FUND                        MARCH 1, 2002

                         AIM SPECIAL OPPORTUNITIES FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST..............................................................................................1
                  Fund History...................................................................................................1
                  Shares of Beneficial Interest..................................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.........................................................................2
                  Classification.................................................................................................2
                  Investment Strategies and Risks................................................................................2
                                    Equity Investments...........................................................................5
                                    Foreign Investments..........................................................................5
                                    Debt Investments for Equity Funds............................................................7
                                    Other Investments............................................................................7
                                    Investment Techniques........................................................................8
                                    Derivatives.................................................................................12
                                    Additional Securities or Investment Techniques..............................................19
                  Fund Policies.................................................................................................19
                  Temporary Defensive Positions.................................................................................20
                  Portfolio Turnover............................................................................................21

MANAGEMENT OF THE TRUST.........................................................................................................21
                  Board of Trustees.............................................................................................21
                  Management Information........................................................................................21
                                    Trustee Ownership of Fund Shares............................................................22
                                    Factors Considered in Approving the Investment Advisory Agreement...........................22
                  Compensation..................................................................................................23
                                    Retirement Plan For Trustees................................................................23
                                    Deferred Compensation Agreements............................................................23
                                    Purchase of Class A Shares of the Funds at Net Asset Value..................................24
                  Codes of Ethics...............................................................................................24

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................................24

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................................24
                  Investment Advisor............................................................................................24
                  Service Agreements............................................................................................28
                  Other Service Providers.......................................................................................28

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................................29
                  Brokerage Transactions........................................................................................29
                  Commissions...................................................................................................29
                  Brokerage Selection...........................................................................................30
                  Directed Brokerage (Research Services)........................................................................31
                  Regular Brokers or Dealers....................................................................................31
                  Allocation of Portfolio Transactions..........................................................................31
                  Allocation of Equity Offering Transactions....................................................................31

PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................................32
                  Purchase and Redemption of Shares.............................................................................32
                  Offering Price................................................................................................46

                                                                                                                               PAGE
                  Redemption In Kind............................................................................................48
                  Backup Withholding............................................................................................48

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................................49
                  Dividends and Distributions...................................................................................49
                  Tax Matters...................................................................................................49

DISTRIBUTION OF SECURITIES......................................................................................................56
                  Distribution Plans............................................................................................56
                  Distributor...................................................................................................58

CALCULATION OF PERFORMANCE DATA.................................................................................................59

APPENDICES:

RATINGS OF DEBT SECURITIES.....................................................................................................A-1

TRUSTEES AND OFFICERS..........................................................................................................B-1

TRUSTEE COMPENSATION TABLE.....................................................................................................C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................................................D-1

MANAGEMENT FEES................................................................................................................E-1

ADMINISTRATIVE SERVICES FEES...................................................................................................F-1

BROKERAGE COMMISSIONS..........................................................................................................G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF

SECURITIES OF REGULAR BROKERS OR DEALERS.......................................................................................H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS........................................................I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS..................................................................J-1

TOTAL SALES CHARGES............................................................................................................K-1

PERFORMANCE DATA...............................................................................................................L-1

FINANCIAL STATEMENTS............................................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


      AIM Special Opportunities Funds (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM Large Cap Opportunities Fund ("Large Cap"), AIM Mid Cap Opportunities Fund ("Mid Cap") and AIM Small Cap Opportunities Fund ("Small Cap") (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. The Trust was organized as a Delaware business trust on March 13, 1998.

SHARES OF BENEFICIAL INTEREST

      Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

      The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

      Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan. Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Fund's distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

      Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

      SHARE CERTIFICATES. Each Fund will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS"). AFS will not issue certificates for shares held in prototype retirement plans sponsored by AMVESCAP National Trust Company, an affiliate of AIM.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds is "non-diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

      The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                         AIM SPECIAL OPPORTUNITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-----------------------------------------------------------------------------------------------------------------------------------
           FUND                             AIM LARGE CAP                         AIM MID CAP                         AIM SMALL CAP
                                            OPPORTUNITIES                        OPPORTUNITIES                        OPPORTUNITIES
SECURITY/                                        FUND                                 FUND                                FUND
INVESTMENT
TECHNIQUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                         EQUITY INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock                                      X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                                   X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                            X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Alternative Entity
Securities                                        X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
                                                         FOREIGN INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                                X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government
Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange                                  X                                    X                                   X
Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                  DEBT INVESTMENTS FOR EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                                     X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Investment Grade
Corporate Debt
Obligations
-----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds
-----------------------------------------------------------------------------------------------------------------------------------
                                                          OTHER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
REITs                                             X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Other Investment                                  X                                    X                                   X
Companies
-----------------------------------------------------------------------------------------------------------------------------------
Defaulted Securities
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Variable or Floating
Rate Instruments
-----------------------------------------------------------------------------------------------------------------------------------
Indexed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon and
Pay-in-Kind Securities
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                                      X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
When-Issued
Securities                                        X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                       X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Margin Transactions                               X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                   X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Interfund Loans                                   X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing and
Leverage                                          X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------

                         AIM SPECIAL OPPORTUNITIES FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-----------------------------------------------------------------------------------------------------------------------------------
           FUND                             AIM LARGE CAP                         AIM MID CAP                         AIM SMALL CAP
                                            OPPORTUNITIES                        OPPORTUNITIES                        OPPORTUNITIES
SECURITY/                                        FUND                                 FUND                                FUND
INVESTMENT
TECHNIQUE
-----------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio
Securities                                        X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase                                        X                                    X                                   X
Agreements
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                                        X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                               X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities                              X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                                X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Sale of Money Market
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Standby
Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                                             DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------------------
Equity-Linked                                     X                                    X                                   X
Derivatives
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                                       X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                                      X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Straddles                                         X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                          X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts and                             X                                    X                                   X
Options on Futures
Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Forward Currency                                  X                                    X                                   X
Contracts

-----------------------------------------------------------------------------------------------------------------------------------
Cover                                             X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------
                                           ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------------
Special Situations                                X                                    X                                   X
-----------------------------------------------------------------------------------------------------------------------------------

Equity Investments

      COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      CONVERTIBLE SECURITIES. Each Fund may invest up to 25% of its total assets in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

      ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depository Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

      Each Fund may invest up to 25% of its total assets in foreign securities.

      Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

      On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 2, 2001, Greece became a member of the EMU. It is anticipated that each participating country (currently Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) will replace its local currency with the euro on July 1, 2002. The anticipated replacement of existing currencies with the euro on or before July 1, 2002 could cause market disruptions and could adversely affect the value of securities held by a Fund.

      FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

      Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds

      LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash or the following liquid assets: money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations). For cash management purposes, the Funds may also hold a portion of their assets in cash or such liquid assets.

      Descriptions of debt securities ratings are found in Appendix A.

Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

      To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

      The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions or forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

      Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

      WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. The Funds intend from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Funds do not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Funds must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Funds, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Funds are required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

      To secure their obligation to deliver to such broker-dealer the securities sold short, the Funds must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Furthermore, until the Funds replace the borrowed security, they must daily maintain the segregated assets at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Funds will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

      The Funds are said to have a short position in the securities sold until they deliver to the broker-dealer the securities sold, at which time the Funds receive the proceeds of the sale. The Funds will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

      The amount of each Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated assets) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Funds may lose on a short sale, as the Funds' possible losses may exceed the total amount of deposits.

      The Funds will realize a gain if the price of a security declines between the date of the short sale and the date on which the Funds purchase a security to replace the borrowed security. On the other hand, the Funds will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Funds may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Funds' investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

      The Funds may also make short sales "against the box", meaning that at all times when a short position is open the Funds own an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Such short sales will also be subject to the limitations on short sale transactions referred to above. Short sales "against the box" result in a "constructive sale" and require the Funds to recognize any taxable gain unless an exception to the constructive sale rule applies.

      In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. The Funds believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Funds will be able to enter into such arrangements to the desired degree.

      MARGIN TRANSACTIONS. The Funds may purchase securities on margin, and each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

      SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

      INTERFUND LOANS. Each Fund may lend uninvested cash equal to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

      BORROWING AND LEVERAGE. The Funds may borrow money from banks (including the Funds' custodian bank), subject to the limitations under the 1940 Act.

      The Funds may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Funds' shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Funds' shares will decrease faster than would otherwise be the case. The Funds will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds will be required to reduce its borrowing within three days to the extent necessary to satisfy this requirement. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Funds may therefore have little or no investment income during periods of substantial borrowings.

      LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

      The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase Agreements are considered loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the

Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

      Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

      RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

      UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

      The Funds may each invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments and to increase the Funds' return. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

      EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

      PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

      A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets. Each Fund may use up to 10% of its total assets to purchase put and call options on foreign currencies.

      Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      Writing "Covered" Options. A Fund may write "covered" put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by each Fund may not exceed 10% of each Fund's net assets.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

      Each Fund has the ability to short Futures Contracts and options on Futures Contracts.

      A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

      Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 25% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 25%.

      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

      FORWARD CURRENCY CONTRACTS. A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

      Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward contracts may require that Fund to set aside assets to reduce the risks associated with using forward contracts. This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not write put and call options unless it owns an offsetting "covered" position described below. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Each Fund can cover a written put option by:

      o Selling short the underlying security, index, interest rate, foreign currency or futures contract at the same or greater price than the exercise price of the put option;

      o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with the same or greater exercise price;

      o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

      o Segregating cash or liquid securities (not limited to the underlying security), marked to market daily, equal to at least the exercise price of the optioned securities, interest rate, foreign currency or futures contract.

      Each Fund can cover a written call option by:

      o Purchasing the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

      o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with the same or lesser exercise price;

      o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

      o Segregating cash or liquid securities (not limited to the underlying security) equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract, all marked to market daily; or

      o In the case of an index, purchasing a portfolio of securities substantially replicating the movement of the index.

      Bona Fide Hedging. Each Fund will only enter into options and futures transactions for bona fide hedging purposes. The CFTC has defined bona fide hedging in its Rule 1.3(z) which provides that the transaction must be "economically appropriate to the reduction of risks in the conduct and management of a commercial enterprise." Common uses of financial futures and related options by the Funds that would satisfy the Rule include the following:

      (1) to hedge various pertinent securities market risks (e.g. interest rate movements, and broad based or specific equity or fixed-income market movements);

      (2) to establish a position as a temporary substitute for purchasing or selling particular securities;

      (3) to maintain liquidity while simulating full investment in the securities markets.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

      (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

      (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

      SPECIAL SITUATIONS. Each Fund may invest in "special situations." A special situation arises when, in the opinion of a Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

FUND POLICIES

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

      (1) Each Fund may not borrow money, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions").

      (2) Each Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) Each Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether a Fund may be considered to be an underwriter under the Securities Act of 1933.

      (4) Each Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit each Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      (5) Each Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent each Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) Each Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions such as futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) Each Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) Each Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

      (1) In complying with the fundamental restriction on borrowing, each Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Each Fund may borrow from banks, broker/ dealers or investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund").

      (2) In complying with the fundamental restriction regarding industry concentration, each Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (3) In complying with fundamental restriction with regard to making loans, each Fund may lend up to 331/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (4) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

TEMPORARY DEFENSIVE POSITIONS

      In anticipation of or in response to adverse market conditions, or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high quality debt obligations. As a result, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

      The portfolio turnover for each of the Funds increased significantly from the fiscal periods ended July 31, 2000 and October 31, 2000 to the fiscal year ended October 31, 2001 because of the economic downturn, and the efforts to reposition the Funds into areas of the market that would respond favorably to a recovering economy.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

      The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

      The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for:
(i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended October 31, 2001, the Audit Committee held nine meetings.

      The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended October 31, 2001, the Investments Committee held six meetings.

      The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2001, the Valuation Committee held no meetings.

      The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees. During the fiscal year ended October 31, 2001, the Committee on Directors/Trustees held seven meetings.

      The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds' complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

      The advisory agreement with AIM was re-approved by the Funds' Board at a meeting held on May 8-9, 2001. In evaluating the fairness and reasonableness of the advisory agreement, the Board considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

      In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

      After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

      Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


      Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees

      The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

      The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

      Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

      Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

      The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

      AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

      As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

      AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

      The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

      Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

      For the advisory services it provides to Large Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of Large Cap's average daily net assets (the "Large Cap Base Fee"). This Large Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Large Cap exceeds the sum of 2.00% and the investment record of the S&P 500 Index (the "Large Cap Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Large Cap Index less 2.00% exceeds the investment performance of the Class A shares of Large Cap (the "Large Cap Fee Adjustment"). The maximum or minimum Large Cap Fee Adjustment, if any, will be 1.00% annually.

      The maximum annual fee payable to AIM will be 2.50% of average daily net assets, and the minimum annual fee payable to AIM will be 0.50% of average daily net assets.

      In determining the Large Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Large Cap for the twelve-month period ending on the last day of the prior month (the "Large Cap Performance Period") to the investment record of the Large Cap Index during the Large Cap Performance Period. The investment performance of Large Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Large Cap Performance Period, (ii) the value of cash distributions made by Large Cap to holders of Class A shares to the end of the Large Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Large Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Large Cap Performance Period. The investment record of the Large Cap Index will be determined by adding together (i) the change in the level of the Large Cap Index during the Large Cap Performance Period and (ii) the value, computed consistently with the Large Cap Index, of cash distributions made by companies whose securities comprise the Large Cap Index accumulated to the end of the Large Cap Performance Period, and will be expressed as a percentage of the Large Cap Index level at the beginning of such Period.

      After it determines any Large Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Large Cap Fee Adjustment by the average daily net assets of Large Cap during the Large Cap Performance Period and dividing that number by the number of days in the Large Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Large Cap than is the Large Cap Index, the trustees may change the securities index used to compute the Large Cap Fee Adjustment. If the trustees do so, the new securities index (the "New Large Cap Index") will be applied prospectively to determine the amount of the Large Cap Fee Adjustment. The Large Cap Index will continue to be used to determine the amount of the Large Cap Fee Adjustment for that part of the Large Cap Performance Period prior to the effective date of the New Large Cap Index. A change in the Large Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

      The amount Large Cap will pay to AIM in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Large Cap and the Large Cap Index.

      For the advisory services it provides to Mid Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of Mid Cap's average daily net assets (the "Mid Cap Base Fee"). This Mid Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Mid Cap exceeds the sum of 2.00% and the investment record of the S&P MidCap 400 Index (the "Mid Cap Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Mid Cap Index less 2.00% exceeds the investment performance of the Class A shares of Mid Cap (the "Mid Cap Fee Adjustment"). The maximum or minimum Mid Cap Fee Adjustment, if any, will be 1.00% annually.

      The maximum annual fee payable to AIM will be 2.50% of average daily net assets, and the minimum annual fee payable to AIM will be 0.50% of average daily net assets.

      In determining the Mid Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Mid Cap for the twelve-month period ending on the last day of the prior month (the "Mid Cap Performance Period") to the investment record of the Mid Cap Index during the Mid Cap Performance Period. The investment performance of Mid Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Mid Cap Performance Period, (ii) the value of cash distributions made by Mid Cap to holders of Class A shares to the end of the Mid Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Mid Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Mid Cap Performance Period. The investment record of the Mid Cap Index will be determined by adding together (i) the change in the level of the Mid Cap Index during the Mid Cap Performance Period and (ii) the value, computed consistently with the Mid Cap Index, of cash distributions made by companies whose securities comprise the Mid Cap Index accumulated to the end of the Mid Cap Performance Period, and will be expressed as a percentage of the Mid Cap Index level at the beginning of such Period.

      After it determines any Mid Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Mid Cap Fee Adjustment by the average daily net assets of Mid Cap during the Mid Cap Performance Period and dividing that number by the number of days in the Mid Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Mid Cap than is the Mid Cap Index, the trustees may change the securities index used to compute the Mid Cap Fee Adjustment. If the trustees do so, the new securities index (the "New Mid Cap Index") will be applied prospectively to determine the amount of the Mid Cap Fee Adjustment. The Mid Cap Index will continue to be used to determine the amount of the Mid Cap Fee Adjustment for that part of the Mid Cap Performance Period prior to the effective date of the New Mid Cap Index. A change in the Mid Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

      The amount Mid Cap will pay to AIM in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Mid Cap and the Mid Cap Index.

      For the advisory services it provides to Small Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.00% of Small Cap's average daily net assets (the "Small Cap Base Fee"). This Small Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Small Cap exceeds the sum of 2.00% and the investment record of the Russell 2000--Registered Trademark-- Index (the "Small Cap Index"), or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the Small Cap Index less 2.00% exceeds the investment performance of the Class A shares of Small Cap (the "Small Cap Fee Adjustment"). The maximum or minimum Small Cap Fee Adjustment, if any, will be 0.75% annually.

      The maximum annual fee payable to AIM will be 1.75% of average daily net assets, and the minimum annual fee payable to AIM will be 0.25% of average daily net assets.

      In determining the Small Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Small Cap for the twelve-month period ending on the last day of the prior month (the "Small Cap Performance Period") to the investment record of the Small Cap Index during the Small Cap Performance Period. The investment performance of Small Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Small Cap Performance Period, (ii) the value of cash distributions made by Small Cap to holders of Class A shares to the end of the Small Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Small Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Small Cap Performance Period. The investment record of the Small Cap Index will be determined by adding together (i) the change in the level of the Small Cap Index during the Small Cap Performance Period and (ii) the value, computed consistently with the Small Cap Index, of cash distributions made by companies whose securities comprise the Small Cap Index accumulated to the end of the Small Cap Performance Period, and will be expressed as a percentage of the Small Cap Index level at the beginning of such Period.

      After it determines any Small Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Small Cap Fee Adjustment by the average daily net assets of Small Cap during the Small Cap Performance Period and dividing that number by the number of days in the Small Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Small Cap than is the Small Cap Index, the trustees may change the securities index used to compute the Small Cap Fee Adjustment. If the trustees do so, the new securities index (the "New Small Cap Index") will be applied prospectively to determine the amount of the Small Cap Fee Adjustment. The Small Cap Index will continue to be used to determine the amount of the Small Cap Fee Adjustment for that part of the Small Cap Performance Period prior to the effective date of the New Small Cap Index. A change in the Small Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

      The amount Small Cap will pay to AIM in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Small Cap and the Small Cap Index.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."

      The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last four fiscal periods are found in Appendix E.

SERVICE AGREEMENTS

      ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

      Administrative services fees paid to AIM by each Fund for the last four fiscal periods are found in Appendix F.

OTHER SERVICE PROVIDERS

      TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

      The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

      CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

      The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

      Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

      AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Funds.

      COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

      AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

      Brokerage commissions paid by each of the Funds during the last four fiscal periods are found in Appendix G.

COMMISSIONS

      During the last four fiscal periods none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

      Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

      Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

      The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

      In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

      AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)

      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2001, are found in Appendix H.

REGULAR BROKERS OR DEALERS

      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2001, is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

      AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

      From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

      AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. Selection of those AIM Funds or accounts shall be rotational in a manner designed to allocate equally over the longer term. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only.

      When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

      INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

      Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund
AIM Asian Growth Fund
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Emerging Growth Fund
AIM European Development Fund
AIM European Small Company Fund
AIM Euroland Growth Fund
AIM Global Utilities Fund
AIM International Emerging Growth Fund
AIM International Equity Fund
AIM International Value Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Core Equity Fund
AIM Large Cap Growth Fund
AIM Large Cap Opportunities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Equity Fund
AIM Mid Cap Growth Fund
AIM Mid Cap Opportunities Fund
AIM New Technology Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Value II Fund
AIM Weingarten Fund
AIM Worldwide Spectrum Fund

                                                                                                            Dealer
                                                                Investor's Sales Charge                   Concession
                                                        -----------------------------------------        --------------
                                                          As a                          As a                  As a
                                                        Percentage                    Percentage           Percentage
                                                       of the Public                  of the Net         of the Public
              Amount of Investment in                    Offering                      Amount              Offering
               Single Transaction(1)                      Price                        Invested              Price
             -------------------------                 -------------                 ------------        -------------
                      Less than $    25,000                5.50%                        5.82%                 4.75%
         $ 25,000 but less than $    50,000                5.25                         5.54                  4.50
         $ 50,000 but less than $   100,000                4.75                         4.99                  4.00
         $100,000 but less than $   250,000                3.75                         3.90                  3.00
         $250,000 but less than $   500,000                3.00                         3.09                  2.50
         $500,000 but less than $ 1,000,000                2.00                         2.04                  1.60

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

CATEGORY II FUNDS

AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Energy Fund
AIM Global Financial Services Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Income Fund
AIM Global Infrastructure Fund
AIM Global Telecommunications and
    Technology Fund
AIM Global Trends Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM High Yield Fund II
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Strategic Income Fund
AIM Total Return Bond Fund


                                                                                                             Dealer
                                                                Investor's Sales Charge                    Concession
                                                        -----------------------------------------        --------------
                                                            As a                          As a                As a
                                                         Percentage                    Percentage          Percentage
                                                       of the Public                   of the Net        of the Public
              Amount of Investment in                    Offering                        Amount             Offering
                Single Transaction                         Price                       Invested               Price
             ------------------------                  ------------                  ------------        -------------
                   Less than $   50,000                    4.75%                         4.99%                4.00%
      $ 50,000 but less than $  100,000                    4.00                          4.17                 3.25
      $100,000 but less than $  250,000                    3.75                          3.90                 3.00
      $250,000 but less than $  500,000                    2.50                          2.56                 2.00
      $500,000 but less than $1,000,000                    2.00                          2.04                 1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                            Dealer
                                                                Investor's Sales Charge                   Concession
                                                        -----------------------------------------        --------------
                                                           As a                          As a                As a
                                                         Percentage                   Percentage           Percentage
                                                       of the Public                  of the Net         of the Public
              Amount of Investment in                    Offering                       Amount             Offering
                Single Transaction                         Price                       Invested              Price
             -------------------------                 -------------                 ------------        -------------

                     Less than $  100,000                  1.00%                        1.01%                 0.75%
        $100,000 but less than $  250,000                  0.75                         0.76                  0.50
        $250,000 but less than $1,000,000                  0.50                         0.50                  0.40

      LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

      AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

      For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

                 ----------------------------------------------
                 1% of the first $2 million
                 ----------------------------------------------
                 plus 0.80% of the next $1 million
                 ----------------------------------------------
                 plus 0.50% of the next $17 million
                 ----------------------------------------------
                 plus 0.25% of amounts in excess of $20 million
                 ----------------------------------------------

      For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

      Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and

      Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

      If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

      If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange.

      If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

      For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                 ----------------------------------------------
                 1% of the first $2 million
                 ----------------------------------------------
                 plus 0.80% of the next $1 million
                 ----------------------------------------------
                 plus 0.50% of the next $17 million
                 ----------------------------------------------
                 plus 0.25% of amounts in excess of $20 million
                 ----------------------------------------------

      For annual purchases of Class A Shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value.

      PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

      o an individual (including his or her spouse or domestic partner, and children)

      o     any trust established exclusively for the benefit of an individual

      o a pension, profit-sharing, or other retirement plan established exclusively for the benefit of an individual, such as:

            a.    an IRA

            b.    a Roth IRA

            c.    a single-participant money-purchase/profit-sharing plan

            d. an individual participant in a 403(b) Plan (unless the 403(b) plan itself qualifies as the purchaser, as discussed below)

403(b) PLANS

      o A 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

            a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

            b. each transmittal must be accompanied by a single check or wire transfer; and

            c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

      o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account

      o a trustee or fiduciary purchasing for a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code

      o a trustee or fiduciary purchasing for a 457 plan, even if more than one beneficiary or participant is involved

LINKED EMPLOYEE PLANS

      o Linked Employee Plans where the employer has notified AIM Distributors in writing that all of its related employee accounts should be linked, such as:

            a.    Simplified Employee Pension (SEP) Plans

            b. Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) Plans

            c.    Savings Incentive Match Plans for Employees IRA (SIMPLE IRA)

OTHER GROUPS

      o any other organized group of persons, whether incorporated or not, provided that:

            a. the organization has been in existence for at least six months; and

            b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

      HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

      A Qualified Purchaser may pay reduced initial sales charges by:

      o indicating on the account application that he or she intends to provide a Letter of Intent ("LOI"); and

      o     fulfilling the conditions of that LOI.

      The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he or she understands and agrees to the terms of the LOI and is bound by the provisions described below:

      Calculating the Initial Sales Charge

      o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

      o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      Calculating the Number of Shares to be Purchased

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

      Fulfilling the Intended Investment

      o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      Canceling the LOI

      o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

      o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

      Other Persons Eligible for the LOI Privilege

      The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

      LOIs and Contingent Deferred Sales Charges

      If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

      A Qualified Purchaser may also qualify for reduced initial sales charges based upon his or her existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

      If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

      To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

      Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.

      If an investor's new purchase of Class A shares of a Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Funds shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001.

      OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

      Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

      PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

      o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

      o programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

      AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

      Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

      o     AIM Management and its affiliates, or their clients;

      o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

      o Any current or retired officer, director, or employee (and members of their immediate family) of PFPC Inc. (formerly known as First Data Investor Services Group);

      o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

      o     Purchases through approved fee-based programs;

      o Employee benefit plans that are Qualified Purchasers, as defined above, and non-qualified plans offered in conjunction with those employee benefit plans, provided that:

            a.    the initial investment in the plan(s) is at least $1 million;

            b.    the sponsor signs a $1 million LOI;

            c. the employer-sponsored plan has at least 100 eligible employees; or

            d. all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor.

            Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

      o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

      o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

      o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

      o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

      o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

      o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

      o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

      o     Qualified Tuition Programs created and maintained in accordance with
            Section 529 of the Code; and

      o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

            As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

            In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

      o     the reinvestment of dividends and distributions from a Fund;

      o     exchanges of shares of certain Funds;

      o     use of the reinstatement privilege; or

      o     a merger, consolidation or acquisition of assets of a Fund.

      PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

      In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

      Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

      Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a contingent deferred sales charge if they redeem their shares within the first year after purchase. See the Prospectus for additional information regarding this contingent deferred sales charge (CDSC). AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

Exchanges

      TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

      EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

      GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

      SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

      REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

      SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

      Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

      Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

      A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I or II Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

      o Redemptions of shares of Category I or II Funds held more than 18 months;

      o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

      o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

      o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

      o     Redemptions from private foundations or endowment funds;

      o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

      o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;

      o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

      o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

      o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

      o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

      CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

      o total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

      o minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

      o redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

      o redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

      o redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

      o redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

      o redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section
            1.401(k)-1(d)(2));

      o redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

      CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

      o Additional purchases of Class C shares of AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

      o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

      o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
            Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

      o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

      o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500;

      o     Investment account(s) of AIM;

      o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him; and

      o Redemptions of Class C shares, where such redemptions are in connection with employee terminations or withdrawals from (i) a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code; and (ii) a 457 plan, even if more than one beneficiary or participant is involved.

General Information Regarding Purchases, Exchanges and Redemptions

      GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

      TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

      SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

      Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

      TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

      INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

OFFERING PRICE

      The following formula may be used to determine the public offering price per Class A share of an investor's investment:

      Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

      For example, at the close of business on October 31, 2001, AIM Mid Cap Opportunities Fund - Class A shares had a net asset value per share of $16.11. The offering price, assuming an initial sales charge of 5.50%, therefore was $17.05.

Calculation of Net Asset Value

      Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

      Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

      Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

      Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

      AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property if the Fund has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates a Fund to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.


BACKUP WITHHOLDING

      Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

      Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

      An investor is subject to backup withholding if:

      1.    the investor fails to furnish a correct TIN to the Fund, or

      2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

      3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

      4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

      Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

      Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

      Investors should contact the IRS if they have any questions concerning withholding.

      IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

      NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of the Funds to declare and pay annually net investment income dividends and capital gain distributions. It is the Funds' intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

      A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return on capital to the shareholder with respect to such shares even though it would be subject to income taxes.

      Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the

"Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

      In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

      DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

      Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

      Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

      Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

      Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

      EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

      PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

      The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

      SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

      FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

      A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

      Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to capital assets which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make elections to treat any readily tradable stock it holds on January 1, 2001 as having been sold and reacquired on January 2, 2001 at its closing market price on that date and to treat any other security in its portfolio as having been sold and reacquired on January 1 for an amount equal to its fair market value on that date. If a Fund makes any such election (when it files its tax return), it will recognize gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund will make in comparison to a fund that did not make such an election. The Funds have not yet determined whether they will make this election with respect to any stock or securities in their respective portfolios.

      Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

      Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

      Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).

Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

      SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within thirty
(30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

      If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account.

      BACKUP WITHHOLDING. The Funds may be required to withhold as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

      FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

      If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter.

      Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

      Foreign persons who file a United States tax return after December 31, 1996, to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

      Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

      Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

      EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

      The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of Class A shares. Each Fund pays 1.00% of the average daily net assets of Class B shares and of Class C shares.

      FUND                                                        CLASS A
      ----                                                        -------
      AIM Large Cap Opportunities Fund                             0.35%
      AIM Mid Cap Opportunities Fund                               0.35
      AIM Small Cap Opportunities Fund                             0.35

      All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

      Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

      AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

      The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

      Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

      Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

      Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

      See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2001.

      As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

      The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

      Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

      Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

      The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

      The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

      The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

      AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

      Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

      AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of

Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

      The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

      Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last four fiscal periods are found in Appendix K.

                         CALCULATION OF PERFORMANCE DATA

      Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


Average Annual Total Return Quotation

      The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) = ERV

Where          P          =      a hypothetical initial payment of $1,000.
               T          =      average annual total return (assuming the
                                 applicable maximum sales load is deducted at
                                 the beginning of the 1, 5, or 10 year periods)
               n          =      number of years.
               ERV        =      ending redeemable value of a hypothetical
                                 $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

      The average annual total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one year period (or since inception if applicable) ended October 31, 2001 are found in Appendix L.

      Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

      Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and

Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

      A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

      Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                  P(1+U) = ERV

Where       P       =     a hypothetical initial payment of $1,000.
            U       =     average annual total return assuming payment of only
                          a stated portion of, or none of, the applicable
                          maximum sales load at the beginning of the stated
                          period.
            n       =     number of years.
            ERV     =     ending redeemable value of a hypothetical $1,000
                          payment at the end of the stated period.

      Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where       P       =     a hypothetical initial payment of $1,000.
            V       =     cumulative total return assuming payment of all of, a
                          stated portion of, or none of, the applicable maximum
                          sales load at the beginning of the stated period.
            ERV     =     ending redeemable value of a hypothetical $1,000
                          payment at the end of the stated period.

      The cumulative total returns for each Fund, with respect to its Class A, Class B and Class C shares, for the one year period (or since inception if applicable) ended October 31, 2001 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions) Quotation

      A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

where       P       =     a hypothetical initial payment of $1,000;
            T       =     average annual total return (after taxes on
                          distributions);
            n       =     number of years; and
            ATV     =     ending value of a hypothetical $1,000 payment made at
               D          the beginning of the 1-, 5-, or 10-year periods (or
                          since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

      Standardized average annual total return (after taxes on distributions) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares, for the one year period (or since inception if applicable) ended October 31, 2001 are found in Appendix L.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

      A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

      The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

where       P       =     a hypothetical initial payment of $1,000;
            T       =     average annual total return (after taxes on
                          distributions and redemption);
            n       =     number of years; and

            ATV     =     ending value of a hypothetical $1,000 payment made at
               DR         the beginning of the 1-, 5-, or 10-year periods (or
                          since inception, if applicable) at the end of the 1-, 5-, or 10-year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

      Standardized average annual total return (after taxes on distributions and redemption) for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase.

      The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

      The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

      The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

      The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one year period (or since inception if applicable) ended October 31, 2001 are found in Appendix L.

Performance Information

      All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

      From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

      Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

      The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

      Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

      Advertising Age                   Forbes                           Nation's Business
      Barron's                          Fortune                          New York Times
      Best's Review                     Hartford Courant                 Pension World
      Broker World                      Inc.                             Pensions & Investments
      Business Week                     Institutional Investor           Personal Investor
      Changing Times                    Insurance Forum                  Philadelphia Inquirer
      Christian Science Monitor         Insurance Week                   USA Today
      Consumer Reports                  Investor's Business Daily        U.S. News & World Report
      Economist                         Journal of the American          Wall Street Journal
      FACS of the Week                  Society of CLU & ChFC            Washington Post
      Financial Planning                Kiplinger Letter                 CNN
      Financial Product News            Money                            CNBC
      Financial Services Week           Mutual Fund Forecaster           PBS
      Financial World

      Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

      Bank Rate Monitor                             Stanger
      Donoghue's                                    Weisenberger
      Mutual Fund Values (Morningstar)              Lipper, Inc.

      Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

      Lipper Mid Cap Growth Fund Index
      Lipper Small Cap Growth Fund Index
      Lipper Large Cap Growth Fund Index
      Russell 1000--Registered Trademark-- Growth Index
      Russell 2000--Registered Trademark-- Index
      Russell 2000--Registered Trademark-- Growth Index
      Russell Mid Cap--Registered Trademark-- Growth Index
      Russell Mid Cap--Registered Trademark-- Index
      Standard & Poor's 500 Stock Index
      Standard & Poor's MidCap 400 Stock Index

      Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasury Notes
      90 day Treasury Bills

      Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

      From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                              MOODY'S BOND RATINGS

      Moody's describes its ratings for corporate bonds as follows:

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

      Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

      In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

      Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

      S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

      Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

      An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

      Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

      An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                        TRUSTEES AND OFFICERS INFORMATION
                             AS OF DECEMBER 31, 2001

TRUSTEES AND OFFICERS
================================================================================

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.


-----------------------------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND            TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                           OTHER
 POSITION(S) HELD WITH THE           AND/OR                                                                    DIRECTORSHIP(S) HELD
           TRUST                     OFFICER                                                                         BY TRUSTEE
                                      SINCE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
-----------------------------------------------------------------------------------------------------------------------------------
Robert H. Graham* --  1946             1998     Chairman, President and Chief Executive Officer, A I M          None
Trustee, Chairman and President                 Management Group Inc. (financial services holding
                                                company); Chairman and President, A I M Advisors, Inc.
                                                (registered investment advisor); Chairman, A I M Capital
                                                Management, Inc. (registered investment advisor) A I M
                                                Distributors, Inc. (registered broker dealer), A I M Fund
                                                Services, Inc., (registered transfer agent)
                                                and Fund Management Company (registered
                                                broker dealer); and Director and Vice
                                                Chairman, AMVESCAP PLC (parent of AIM and a
                                                global investment management firm)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939                2001     Of Counsel, law firm of Baker & McKenzie                        Badgley Funds, Inc.
Trustee                                                                                                         (registered
                                                                                                                investment company)
-----------------------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944              1998     Chairman, Crockett Technology Associates                        ACE Limited
Trustee                                         (technology consulting company)                                 (insurance company)
                                                                                                                and Captaris, Inc.
                                                                                                                (unified messaging
                                                                                                                provider)


-----------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden --  1941              2000     Chairman, Cortland Trust, Inc. (registered investment           None
Trustee                                         company) and DHJ Media, Inc.; Director, Magellan
                                                Insurance Company; Member of Advisory Board of Rotary
                                                Power International (designer, manufacturer, and seller
                                                of rotary power engines); formerly, Director, President
                                                and CEO, Volvo Group North America, Inc. and director of
                                                various affiliated Volvo companies

-----------------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935            1998     Formerly, Chairman, Mercantile Mortgage Corp.; Vice             None
Trustee                                         Chairman, President and Chief Operating Officer,
                                                Mercantile-Safe Deposit & Trust Co.; and President,
                                                Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------------------

o Mr. Graham is considered an interested person of the Fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

-----------------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND                   TRUSTEE     PRINCIPAL OCCUPATION(S) DURING               OTHER
 POSITION(S) HELD WITH THE                   AND/OR     PAST 5 YEARS                           DIRECTORSHIP(S) HELD
           TRUST                            OFFICER                                                 BY TRUSTEE
                                             SINCE
-----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952                        1998      Chief Executive Officer, Twenty        Administaff
Trustee                                                 First Century Group, Inc.
                                                        (government affairs company)
-----------------------------------------------------------------------------------------------------------------------
Carl Frischling** -- 1937                     1998      Partner, law firm of Kramer Levin      Cortland Trust, Inc.
Trustee                                                 Naftalis and Frankel LLP               (registered investment
                                                                                               company)
-----------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis -- 1950                    1998      Formerly, Chief Executive Officer,     None
Trustee                                                 YWCA of the USA
-----------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock -- 1942                      1998      Partner, law firm of Pennock &         None
Trustee                                                 Cooper
-----------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley -- 1935                       2001      Retired                                None
Trustee
-----------------------------------------------------------------------------------------------------------------------
Louis S. Sklar -- 1939                        1998      Executive Vice President,              None
Trustee                                                 Development and Operations, Hines
                                                        Interests Limited Partnership (real
                                                        estate development company)
-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------
Gary T. Crum -- 1947                          1998      Director, Chief Executive Officer      N/A
Senior Vice President                                   and Director of Investments, A I M
                                                        Capital Management, Inc.; Director
                                                        and Executive Vice President, A I M
                                                        Management Group Inc.; Director and
                                                        Senior Vice President, A I M
                                                        Advisors, Inc.; and Director, A I M
                                                        Distributors, Inc. and AMVESCAP PLC
-----------------------------------------------------------------------------------------------------------------------
Carol F. Relihan -- 1954                      1998      Director, Senior Vice President,       N/A
Senior Vice President and Secretary                     General Counsel and Secretary, A I M
                                                        Advisors, Inc. and A I M Management
                                                        Group Inc.; Director, Vice President
                                                        and General Counsel, Fund Management
                                                        Company; and Vice President, A I M
                                                        Fund Services, Inc., A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

================================================================================

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

----------------------------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF BIRTH AND          TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                    OTHER
     POSITION(S) HELD WITH THE          AND/OR                                                               DIRECTORSHIP(S) HELD
              TRUST                    OFFICER                                                                    BY TRUSTEE
                                        SINCE
----------------------------------------------------------------------------------------------------------------------------------
Other Officers
----------------------------------------------------------------------------------------------------------------------------------
Melville B. Cox -- 1943                  1998     Vice President and Chief Compliance Officer, A I M         N/A
Vice President                                    Advisors, Inc. and A I M Capital Management, Inc.; and
                                                  Vice President, A I M Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen -- 1940                  1999     Vice President, A I M Advisors, Inc., and President and    N/A
Senior Vice President                             Chief Investment Officer, A I M Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
Dana R. Sutton  -- 1959                  1998     Vice President and Fund Treasurer, A I M Advisors, Inc.    N/A
Vice President and Treasurer
----------------------------------------------------------------------------------------------------------------------------------

TRUSTEE OWNERSHIP OF FUND SHARES
================================================================================


--------------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
       NAME OF TRUSTEE                 DOLLAR RANGE OF EQUITY SECURITIES                    SECURITIES IN ALL REGISTERED
                                                    PER FUND                              INVESTMENT COMPANIES OVERSEEN BY
                                                                                             TRUSTEE IN THE AIM FAMILY OF
                                                                                             FUNDS--Registered Trademark--
--------------------------------------------------------------------------------------------------------------------------------
Robert H. Graham           Mid Cap                          $50,001 -- $100,000                   Over $100,000
                           Small Cap                             Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                                     -0-                         $10,001 -- $50,000
--------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                                   -0-                            $1 -- $10,000
--------------------------------------------------------------------------------------------------------------------------------
Owen Daly II               Large Cap                        $10,001 -- $ 50,000                  Over $100,000(1)
                           Mid Cap                          $50,001 -- $100,000
--------------------------------------------------------------------------------------------------------------------------------

--------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

================================================================================



--------------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
       NAME OF TRUSTEE             DOLLAR RANGE OF EQUITY SECURITIES                         SECURITIES IN ALL REGISTERED
                                               PER FUND                                    INVESTMENT COMPANIES OVERSEEN BY
                                                                                             TRUSTEE IN THE AIM FAMILY OF
                                                                                             FUNDS--Registered Trademark--
--------------------------------------------------------------------------------------------------------------------------------

Albert R. Dowden                                 -0-                                             Over $100,000
--------------------------------------------------------------------------------------------------------------------------------

Edward K. Dunn, Jr.          Large Cap                     $50,001 -- $100,000                   Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------------

Jack M. Fields                                   -0-                                             Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------------

Carl Frischling              Mid Cap                             Over $100,000                   Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis           Large Cap                     $50,001 -- $100,000                   Over $100,000(1)

                             Mid Cap                       $10,001 -- $50,000
--------------------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock                                 -0-                                           $10,001 -- $50,000
--------------------------------------------------------------------------------------------------------------------------------

Ruth H. Quigley                                  -0-                                              $1 -- $10,000
--------------------------------------------------------------------------------------------------------------------------------

Louis S. Sklar                                   -0-                                             Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------------



--------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:

================================================================================================================
                                                              RETIREMENT      ESTIMATED
                                          AGGREGATE            BENEFITS        ANNUAL              TOTAL
                                         COMPENSATION          ACCRUED         BENEFITS         COMPENSATION
                                           FROM THE             BY ALL           UPON           FROM ALL AIM
                  TRUSTEE                  TRUST(1)           AIM FUNDS(2)    RETIREMENT(3)     FUNDS(4)(5)
----------------------------------------------------------------------------------------------------------------
     Frank S. Bayley(6)                    $    284               -0-         $  75,000         $  112,000
----------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett                        3,610         $  36,312            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Owen Daly II(7)                          3,610            33,318            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Albert R. Dowden                         3,215             3,193            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.                      3,610             8,174            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Jack M. Fields                           3,570            19,015            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Carl Frischling(8)                       3,598            54,394            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis                       3,610            21,056            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock                         3,610            37,044            75,000            126,500
----------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley(6)                         296               -0-            75,000            112,500
----------------------------------------------------------------------------------------------------------------
     Louis S. Sklar                           3,509            53,911            75,000            123,000
================================================================================================================

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2001, including earnings, was $24,475.

(2) During the fiscal year ended October 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $4,652.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) During the fiscal year ended October 31, 2001 the Trust received reimbursement for compensation paid to the trustees of $893. During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to trustees of $31,500.

(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(7)   Mr. Daly retired as trustee on December 31, 2001.

(8) During the fiscal year ended October 31, 2001, the Trust paid $12,302 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of February 1, 2002.


AIM LARGE CAP OPPORTUNITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                              PERCENTAGE OWNED OF            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                       RECORD                         RECORD                     RECORD
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
Attn:  Fund Administration
4880 Deer Lake Dr. East                                 8.55%                         21.24%                     19.39%
2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------------------


AIM MID CAP OPPORTUNITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------------

NAME AND ADDRESS OF                              PERCENTAGE OWNED OF            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                       RECORD                         RECORD                     RECORD
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
Attn:  Fund Administration
4880 Deer Lake Dr. East                                 9.79%                         18.25%                     29.27%
2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------------------

AIM SMALL CAP OPPORTUNITIES FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                   CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------------

NAME AND ADDRESS OF                              PERCENTAGE OWNED OF            PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                       RECORD                         RECORD                     RECORD
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
Attn:  Fund Administration
4880 Deer Lake Dr. East                                 9.34%                         20.94%                     40.59%
2nd Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP

As of February 1, 2002, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of each Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

For the last four fiscal periods*, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

-----------------------------------------------------------------------------------------------------------------------
Fund Name                      YEAR ENDED OCTOBER 31, 2001                  THREE MONTHS ENDED OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------------------------
                        MANAGEMENT      MANAGEMENT         NET          MANAGEMENT       MANAGEMENT          NET
                       FEE PAYABLE     FEE WAIVERS      MANAGEMENT      FEE PAYABLE      FEE WAIVERS      MANAGEMENT
                                                         FEE PAID                                          FEE PAID
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Opportunities Fund**  $  9,034,396    $     2,134     $  9,032,262      $ 2,203,831          -0-        $   2,203,831
-----------------------------------------------------------------------------------------------------------------------

AIM Mid Cap
Opportunities Fund       3,345,050            638        3,344,412        2,520,560          -0-            2,520,560
-----------------------------------------------------------------------------------------------------------------------

AIM Small Cap
Opportunities Fund       4,539,159          1,863        4,537,296        2,144,302          -0-            2,144,302
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fund Name                         YEAR ENDED JULY 31, 2000                       YEAR ENDED JULY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
                         MANAGEMENT      MANAGEMENT         NET         MANAGEMENT     MANAGEMENT          NET
                        FEE PAYABLE     FEE WAIVERS      MANAGEMENT     FEE PAYABLE    FEE WAIVERS     MANAGEMENT
                                                          FEE PAID                                      FEE PAID
-----------------------------------------------------------------------------------------------------------------------

AIM Large Cap
Opportunities Fund**   $     749,188   $    39,872     $    709,316         N/A            N/A             N/A
-----------------------------------------------------------------------------------------------------------------------

AIM Mid Cap
Opportunities Fund         5,153,525          -0-         5,153,525    $     16,036   $     16,036         -0-
-----------------------------------------------------------------------------------------------------------------------

AIM Small Cap
Opportunities Fund         6,847,355          -0-         6,847,355       2,594,463        -0-       $  2,594,463
-----------------------------------------------------------------------------------------------------------------------

* During 2000, the Trust's fiscal year end was changed from July 31st to October 31st.

**    Commenced operations on December 30, 1999.

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

      The Funds paid AIM the following amounts for administrative services for the last four fiscal periods*:

------------------------------------------------------------------------------------------------------------------------------
                FUND NAME                     YEAR ENDED           THREE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2001         OCTOBER 31, 2000       JULY 31, 2000     JULY 31, 1999
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Opportunities Fund**             $119,541                  $30,873              $ 29,372            N/A
------------------------------------------------------------------------------------------------------------------------------

AIM Mid Cap Opportunities Fund                  112,487                   31,505                86,581         $  50,801
------------------------------------------------------------------------------------------------------------------------------

AIM Small Cap Opportunities Fund                123,970                   32,899               126,377          109,921
------------------------------------------------------------------------------------------------------------------------------

* During 2000, the Trust's fiscal year end was changed from July 31st to October 31st.

** Commenced operations on December 30, 1999.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below during the last four fiscal periods*, were as follows:

               FUND                    OCTOBER 31,    OCTOBER 31,      JULY 31,      JULY 31,
                                          2001           2000           2000           1999
                                       ----------     ----------     ----------     ----------
AIM Large Cap Opportunities Fund**     $7,799,570     $1,481,795     $  544,223            N/A
AIM Mid Cap Opportunities Fund          6,136,332      2,029,615      3,485,495         19,692
AIM Small Cap Opportunities Fund        7,627,304      2,158,595      4,525,859      2,857,494


* During 2000, the Trust's fiscal year end was changed from July 31st to October 31st.

**    Commenced operations on December 30, 1999.

The increase in the brokerage commissions paid by each of the Funds for the fiscal year ended October 31, 2001, as compared to the three prior fiscal periods, was due to fluctuations in asset levels, increased portfolio turnover, record market volatility and an increase in transactions on which commissions were paid.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended October 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                      Related
Fund                                 Transactions              Brokerage Commissions
----                                 ------------              ---------------------
AIM Large Cap Opportunities Fund    $  273,860,986                 $   373,997
AIM Mid Cap Opportunities Fund         338,722,442                     491,342
AIM Small Cap Opportunities Fund       429,008,278                     727,178


      During the last fiscal year ended October 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

               Fund                          Security                           Market Value
               ----                          --------                           ------------
AIM Large Cap Opportunities Fund
    Goldman Sachs Group, Inc. (The)          Common Stock                       $  4,689,600
    J. P. Morgan Chase & Co.                 Common Stock                          5,304,000
    Morgan Stanley Dean Witter & Co.         Common Stock                          3,913,600

AIM Mid Cap Opportunities Fund
    Edwards (A.G.), Inc.                     Common Stock                       $  5,931,000
    Legg Mason, Inc.                         Common Stock                          4,211,000
    Lehman Brothers Holdings Inc.            Common Stock                          6,246,000
    Charles Schwab Corp. (The)               Common Stock                          1,610,000

AIM Small Cap Opportunities Fund
    Raymond James Financial, Inc.            Common Stock                       $  8,769,000

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


      LIST OF AMOUNTS PAID BY EACH CLASS OF SHARES TO AIM DISTRIBUTORS PURSUANT TO THE PLANS FOR THE FISCAL YEAR ENDED OCTOBER 31, 2001.

                                                  CLASS A                 CLASS B                 CLASS C
FUND                                              SHARES                   SHARES                 SHARES
----                                             ---------              -----------             ---------
AIM Large Cap Opportunities Fund                 $ 675,069              $ 2,146,146             $ 859,770
AIM Mid Cap Opportunities Fund                     568,255                1,703,658               725,680
AIM Small Cap Opportunities Fund                   850,675                2,539,549               335,172

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


      An estimate by category of the allocation of actual fees paid by Class A Shares of the Funds during the year ended October 31, 2001, follows:

                                                          PRINTING &                         UNDERWRITERS          DEALERS
                                      ADVERTISING          MAILING          SEMINARS         COMPENSATION        COMPENSATION
                                      -----------         ----------        --------         ------------        ------------
AIM Large Cap Opportunities Fund         $  -0-            $  -0-           $  -0-           $    -0-            $  675,069
AIM Mid Cap Opportunities Fund              -0-               -0-              -0-                -0-               568,255
AIM Small Cap Opportunities Fund            -0-               -0-              -0-                -0-               850,675

      An estimate by category of the allocation of actual fees paid by Class B Shares of the Funds during the year ended October 31, 2001, follows:

                                                          PRINTING &                         UNDERWRITERS          DEALERS
                                      ADVERTISING          MAILING          SEMINARS         COMPENSATION        COMPENSATION
                                      -----------         ----------        --------         ------------        ------------
AIM Large Cap Opportunities Fund      $ 168,475           $ 10,367          $ 33,344          $ 1,609,609         $  324,351
AIM Mid Cap Opportunities Fund           65,419              4,176            14,763            1,277,743            341,557
AIM Small Cap Opportunities Fund         27,109              1,846             6,032            1,904,662            599,900

      An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the year ended October 31, 2001, follows:


                                                          PRINTING &                         UNDERWRITERS          DEALERS
                                      ADVERTISING          MAILING          SEMINARS         COMPENSATION        COMPENSATION
                                      -----------         ----------        --------         ------------        ------------
AIM Large Cap Opportunities Fund      $  79,074           $  4,455          $ 15,468          $ 399,087           $  361,686
AIM Mid Cap Opportunities Fund           35,993              2,297             7,658            199,105              480,627
AIM Small Cap Opportunities Fund          5,482                170               942             31,086              297,491

                                   APPENDIX K

                               TOTAL SALES CHARGES


      The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last four fiscal periods*:

                                         YEAR ENDED               PERIOD ENDED             YEAR ENDED              YEAR ENDED
                                       OCTOBER 31, 2001         OCTOBER 31, 2000          JULY 31, 2000            JULY 1999
                                    ----------------------  ----------------------   ----------------------  ----------------------
                                      SALES       AMOUNT      SALES       AMOUNT       SALES       AMOUNT      SALES       AMOUNT
                                     CHARGES     RETAINED    CHARGES     RETAINED     CHARGES     RETAINED    CHARGES     RETAINED
                                    ----------  ----------  ----------  ----------   ----------  ----------  ----------  ----------
AIM Large Cap Opportunities Fund**    $386,125     $58,150  $4,189,835    $669,665   $2,335,622    $355,159  $      N/A  $      N/A
AIM Mid Cap Opportunities Fund         153,796      25,110      96,517      15,999    5,980,413     894,229         374          15
AIM Small Cap Opportunities Fund       197,120      32,380      88,741      18,004    1,732,710     280,701   1,454,296     212,220

* During 2000, the Trust's fiscal year end was changed from July 31st to October 31st. ** Commenced operations on December 31, 1999.

      The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the last four fiscal periods*:

                                        YEAR ENDED          PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                      OCTOBER 31, 2001    OCTOBER 31, 2000      JULY 31, 2000       JULY 31, 1999
                                      ----------------    ----------------     ---------------     ---------------
AIM Large Cap Opportunities Fund**            $172,168             $ 3,638             $ 3,607              $  N/A
AIM Mid Cap Opportunities Fund***               73,666              18,349              28,018                 N/A
AIM Small Cap Opportunities Fund                41,997               3,639              38,002               6,932

* During 2000, the Trust's fiscal year end was changed from July 31st to October 31st.

** Class A, Class B and Class C shares of Large Cap commenced operations on December 31, 1999, March 31, 2000 and March 31, 2000, respectively.

*** Class B and Class C shares of Mid Cap each commenced operations on November 12, 1999.

                                   APPENDIX L

                                PERFORMANCE DATA


      The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                                                  PERIODS ENDED
                                                                 OCTOBER 31, 2001
                                                          ------------------------------
                     CLASS A SHARES                                              SINCE               INCEPTION
                  AVERAGE ANNUAL RETURNS:                  1 YEAR              INCEPTION               DATE
                  ----------------------                   ------              ---------             ---------
AIM Large Cap Opportunities Fund                          -37.08%                -7.88%              12/30/99
AIM Mid Cap Opportunities Fund                            -34.47%                20.21%              12/30/98
AIM Small Cap Opportunities Fund                          -22.98%                25.01%              06/29/98


      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                                                  PERIODS ENDED
                                                                 OCTOBER 31, 2001
                                                          ------------------------------
                     CLASS B SHARES                                              SINCE                INCEPTION
                  AVERAGE ANNUAL RETURNS:                  1 YEAR              INCEPTION                DATE
                  ----------------------                   ------              ---------              ---------
AIM Large Cap Opportunities Fund                          -37.08%                -21.89%               03/31/00
AIM Mid Cap Opportunities Fund                            -34.65%                 -7.58%               11/12/99
AIM Small Cap Opportunities Fund                          -21.49%                 25.74%               07/13/98


      The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                                                  PERIODS ENDED
                                                                 OCTOBER 31, 2001
                                                          ------------------------------
                     CLASS C SHARES                                              SINCE               INCEPTION
                  AVERAGE ANNUAL RETURNS:                  1 YEAR              INCEPTION               DATE
                  ----------------------                   ------              ---------             ---------
AIM Large Cap Opportunities Fund                          -34.54%                -19.97%              03/31/00
AIM Mid Cap Opportunities Fund                            -31.90%                 -5.64%              11/12/99
AIM Small Cap Opportunities Fund                          -19.59%                 25.49%              12/30/98

      The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                             PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
            CLASS A SHARES                              SINCE       INCEPTION
           CUMULATIVE RETURNS:            1 YEAR      INCEPTION       DATE
           -------------------            -------     ---------     ---------
AIM Large Cap Opportunities Fund          -37.08%       -14.00%      12/30/99
AIM Mid Cap Opportunities Fund            -34.47%        68.54%      12/30/98
AIM Small Cap Opportunities Fund          -22.98%       110.75%      06/29/98

      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                             PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
            CLASS B SHARES                              SINCE       INCEPTION
           CUMULATIVE RETURNS:            1 YEAR      INCEPTION       DATE
           -------------------            -------     ---------     ---------
AIM Large Cap Opportunities Fund          -37.08%       -32.42%      03/31/00
AIM Mid Cap Opportunities Fund            -34.65%       -14.38%      11/12/99
AIM Small Cap Opportunities Fund          -21.49%       112.99%      07/13/98

      The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                             PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
            CLASS A SHARES                              SINCE       INCEPTION
           CUMULATIVE RETURNS:            1 YEAR      INCEPTION       DATE
           -------------------            -------     ---------     ---------
AIM Large Cap Opportunities Fund          -34.54%       -29.77%      03/31/00
AIM Mid Cap Opportunities Fund            -31.90%       -10.81%      11/12/99
AIM Small Cap Opportunities Fund          -19.59%        90.39%      12/30/98

      The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                             PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                        SINCE       INCEPTION
           CLASS A SHARES:                1 YEAR      INCEPTION       DATE
           ---------------                -------     ---------     ---------
AIM Large Cap Opportunities Fund          -37.66%        -8.34%      12/30/99
AIM Mid Cap Opportunities Fund            -34.47%        18.60%      12/30/98
AIM Small Cap Opportunities Fund          -33.53%        18.97%      06/29/98

      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                              PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                       SINCE        INCEPTION
            CLASS B SHARES:               1 YEAR      INCEPTION       DATE
            ---------------               -------     ---------     ---------
AIM Large Cap Opportunities Fund          -37.69%       -22.36%      03/31/00
AIM Mid Cap Opportunities Fund            -34.65%        -7.59%      11/12/99
AIM Small Cap Opportunities Fund          -32.76%        19.39%      07/13/98

      The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                              PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                       SINCE        INCEPTION
            CLASS C SHARES:               1 YEAR      INCEPTION       DATE
            ---------------               -------     ---------     ---------
AIM Large Cap Opportunities Fund          -35.15%       -20.44%      03/31/00
AIM Mid Cap Opportunities Fund            -31.90%        -5.66%      11/12/99
AIM Small Cap Opportunities Fund          -30.86%        18.28%      12/30/98

      The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the periods ended October 31, 2001, are as follows:

                                              PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                       SINCE        INCEPTION
            CLASS A SHARES:               1 YEAR      INCEPTION       DATE
            ---------------               -------     ---------     ---------
AIM Large Cap Opportunities Fund          -22.24%        -6.27%      12/30/99
AIM Mid Cap Opportunities Fund            -20.99%        15.89%      12/30/98
AIM Small Cap Opportunities Fund          -10.87%        18.66%      06/29/98

      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the periods ended October 31, 2001, are as follows:

                                              PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                       SINCE        INCEPTION
            CLASS B SHARES:               1 YEAR      INCEPTION       DATE
            ---------------               -------     ---------     ---------
AIM Large Cap Opportunities Fund          -22.22%       -17.25%      03/31/00
AIM Mid Cap Opportunities Fund            -21.10%        -6.02%      11/12/99
AIM Small Cap Opportunities Fund           -9.67%        19.18%      07/13/98

      The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the periods ended October 31, 2001, are as follows:

                                              PERIODS ENDED
                                            OCTOBER 31, 2001
                                          ---------------------
                                                       SINCE        INCEPTION
            CLASS C SHARES:               1 YEAR      INCEPTION       DATE
            ---------------               -------     ---------     ---------
AIM Large Cap Opportunities Fund          -20.67%      -15.77%       03/31/00
AIM Mid Cap Opportunities Fund            -19.43%       -4.49%       11/12/99
AIM Small Cap Opportunities Fund           -8.52%       18.73%       12/30/98

                              FINANCIAL STATEMENTS






                                       FS

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Large Cap Opportunities Fund And Board of Trustees of AIM Special Opportunities Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Large Cap Opportunities Fund (a portfolio AIM Special Opportunities Funds), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Opportunities Fund at October 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                       /s/ ERNST & YOUNG LLP

                       Houston, Texas
                       December 10, 2001

                       INDEPENDENT AUDITORS' REPORT



                       To the Board of Trustees and Shareholders
                       AIM Large Cap Opportunities Fund:

                       We have audited the accompanying statement of changes in net assets and the financial highlights of AIM Large Cap Opportunities Fund (a series of AIM Special Opportunities Funds) for the three months ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets and the financial highlights of AIM Large Cap Opportunities Fund for the three months ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                              MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-92.67%

AEROSPACE & DEFENSE-2.13%

General Dynamics Corp.                            50,000   $  4,080,000
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)(b)           45,000      3,909,150
=======================================================================
                                                              7,989,150
=======================================================================

APPAREL RETAIL-1.92%

Abercrombie & Fitch Co.-Class A(a)               200,000      3,764,000
-----------------------------------------------------------------------
Talbots, Inc. (The)                              120,000      3,420,000
=======================================================================
                                                              7,184,000
=======================================================================

APPLICATION SOFTWARE-1.13%

Intuit Inc.(a)                                   105,000      4,223,100
=======================================================================

BANKS-5.02%

Bank of New York Co., Inc. (The)                 200,000      6,802,000
-----------------------------------------------------------------------
FleetBoston Financial Corp.                      125,000      4,107,500
-----------------------------------------------------------------------
Wells Fargo & Co.                                200,000      7,900,000
=======================================================================
                                                             18,809,500
=======================================================================

BIOTECHNOLOGY-3.87%

Amgen Inc.(a)                                    160,000      9,091,200
-----------------------------------------------------------------------
Genzyme Corp.(a)                                 100,000      5,395,000
=======================================================================
                                                             14,486,200
=======================================================================

BREWERS-2.23%

Anheuser-Busch Companies, Inc.(b)                200,000      8,332,000
=======================================================================

BROADCASTING & CABLE TV-4.68%

Cablevision Systems Corp.-Class A(a)             150,000      5,137,500
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(a)            325,000     12,389,000
=======================================================================
                                                             17,526,500
=======================================================================

COMPUTER HARDWARE-3.39%

International Business Machines Corp.             75,000      8,105,250
-----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        450,000      4,567,500
=======================================================================
                                                             12,672,750
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-9.42%

Citigroup Inc.                                   320,000     14,566,400
-----------------------------------------------------------------------
Freddie Mac                                      100,000      6,782,000
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   60,000      4,689,600
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                          150,000      5,304,000
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(b)               80,000      3,913,600
=======================================================================
                                                             35,255,600
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.53%

Jabil Circuit, Inc.(a)                           135,000      2,862,000
-----------------------------------------------------------------------
Millipore Corp.                                   85,000      4,445,500
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Symbol Technologies, Inc.                        167,500   $  2,152,375
=======================================================================
                                                              9,459,875
=======================================================================

GAS UTILITIES-0.66%

El Paso Corp.                                     50,000      2,453,000
=======================================================================

GENERAL MERCHANDISE STORES-2.75%

Wal-Mart Stores, Inc.                            200,000     10,280,000
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.38%

Laboratory Corp. of America Holdings(a)           60,000      5,172,000
=======================================================================

HEALTH CARE EQUIPMENT-3.51%

Becton, Dickinson & Co.                          175,000      6,265,000
-----------------------------------------------------------------------
Medtronic, Inc.                                  100,000      4,030,000
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         40,000      2,840,000
=======================================================================
                                                             13,135,000
=======================================================================

HEALTH CARE FACILITIES-1.15%

Tenet Healthcare Corp.(a)                         75,000      4,314,000
=======================================================================

HOME IMPROVEMENT RETAIL-3.41%

Home Depot, Inc. (The)                           245,000      9,366,350
-----------------------------------------------------------------------
Lowe's Cos., Inc.                                100,000      3,410,000
=======================================================================
                                                             12,776,350
=======================================================================

HOTELS-0.58%

Carnival Corp.                                   100,000      2,178,000
=======================================================================

INDUSTRIAL CONGLOMERATES-1.92%

General Electric Co.                             100,000      3,641,000
-----------------------------------------------------------------------
Textron, Inc.                                    112,500      3,560,625
=======================================================================
                                                              7,201,625
=======================================================================

INDUSTRIAL GASES-1.60%

Air Products & Chemicals, Inc.                   150,000      6,006,000
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.13%

BellSouth Corp.                                  162,500      6,012,500
-----------------------------------------------------------------------
SBC Communications Inc.                          150,000      5,716,500
=======================================================================
                                                             11,729,000
=======================================================================

INTERNET SOFTWARE & SERVICES-0.38%

Vignette Corp.(a)                                300,000      1,404,000
=======================================================================

IT CONSULTING & SERVICES-1.35%

SunGard Data Systems Inc.(a)                     200,000      5,040,000
=======================================================================

MOVIES & ENTERTAINMENT-3.85%

AOL Time Warner Inc.(a)                          175,000      5,461,750
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
MOVIES & ENTERTAINMENT-(CONTINUED)

Viacom Inc.-Class B(a)                           245,000   $  8,944,950
=======================================================================
                                                             14,406,700
=======================================================================

MULTI-LINE INSURANCE-3.36%

American International Group, Inc.               160,000     12,576,000
=======================================================================

NETWORKING EQUIPMENT-0.36%

Finisar Corp.(a)(b)                              172,200      1,346,604
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.31%

BJ Services Co.(a)                                50,000      1,279,500
-----------------------------------------------------------------------
Weatherford International, Inc.(a)               215,000      7,359,450
=======================================================================
                                                              8,638,950
=======================================================================

PHARMACEUTICALS-8.83%

Abbott Laboratories                              112,500      5,960,250
-----------------------------------------------------------------------
American Home Products Corp.                     165,000      9,211,950
-----------------------------------------------------------------------
Pfizer Inc.                                      250,000     10,475,000
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       120,000      7,416,000
=======================================================================
                                                             33,063,200
=======================================================================

SEMICONDUCTORS-7.58%

Altera Corp.(a)                                  337,500      6,817,500
-----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                        100,000      3,441,000
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                              800,000     10,328,000
-----------------------------------------------------------------------
Texas Instruments Inc.                           175,000      4,898,250
-----------------------------------------------------------------------
TriQuint Semiconductor, Inc.(a)                  162,500      2,873,000
=======================================================================
                                                             28,357,750
=======================================================================

SOFT DRINKS-1.50%

PepsiCo, Inc.                                    115,000      5,601,650
=======================================================================

SYSTEMS SOFTWARE-1.37%

Adobe Systems Inc.                               125,000      3,300,000
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                         65,000      1,844,700
=======================================================================
                                                              5,144,700
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-4.03%

ADC Telecommunications, Inc.(a)                1,000,000      4,550,000
-----------------------------------------------------------------------
JDS Uniphase Corp.(a)                            300,000      2,397,000
-----------------------------------------------------------------------
Lucent Technologies Inc.(a)                      300,000      2,010,000
-----------------------------------------------------------------------
QUALCOMM Inc.(a)(c)                              125,000      6,140,000
=======================================================================
                                                             15,097,000
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.34%

Sprint Corp. (PCS Group)(a)                      225,000      5,017,500
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $384,498,777)                         346,877,704
=======================================================================

                                               PRINCIPAL     MARKET
                                                 AMOUNT      VALUE
CONVERTIBLE CORPORATE NOTES-0.07%

TELECOMMUNICATIONS EQUIPMENT-0.07%

Kestrel Solutions, Conv. Sub. Notes, 5.50%,
  07/15/05 (Acquired 07/20/00-10/10/00; Cost
  $5,800,000)(d)(e)                            $5,500,000   $275,000
====================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE       MONTH
OPTION CONTRACTS PURCHASED-2.78%

CALLS-0.77%

Cisco Systems, Inc. (Networking Equipment)       4,000      $   15      Apr-02      1,580,000
---------------------------------------------------------------------------------------------
Enron Corp. (Multi-Utilities)                      900          30      Jan-02         24,750
---------------------------------------------------------------------------------------------
Intel Corp. (Semiconductors)                     4,965          25      Nov-01        521,325
---------------------------------------------------------------------------------------------
Sun Microsystems, Inc. (Computer Hardware)       5,670          25      Jan-03        311,850
---------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B.-ADR
  (Sweden) (Telecommunications Equipment)       10,000         7.5      Jan-03        450,000
=============================================================================================
                                                                                    2,887,925
=============================================================================================

PUTS-2.01%

Nasdaq 100 Index                                   249       1,250      Dec-01      1,466,610
---------------------------------------------------------------------------------------------
Philadelphia Oil Service Sector Index              500          70      Nov-01         33,750
---------------------------------------------------------------------------------------------
S&P 500 Index                                      475       1,050      Nov-01      1,047,375
---------------------------------------------------------------------------------------------
S&P 500 Index                                    1,236       1,050      Dec-01      4,962,540
=============================================================================================
                                                                                    7,510,275
=============================================================================================
    Total Option Contracts
      Purchased (Cost $13,239,402)                                                 10,398,200
=============================================================================================

                                               SHARES
MONEY MARKET FUNDS-0.34%

STIC Liquid Assets Portfolio(f)                645,844        645,844
---------------------------------------------------------------------
STIC Prime Portfolio(f)                        645,844        645,844
=====================================================================
    Total Money Market Funds (Cost
      $1,291,688)                                           1,291,688
=====================================================================
TOTAL INVESTMENTS-95.86% (Cost $404,829,867)              358,842,592
=====================================================================
OTHER ASSETS LESS LIABILITIES-4.14%                        15,487,700
=====================================================================
NET ASSETS-100.00%                                       $374,330,292
_____________________________________________________________________
=====================================================================

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
SECURITIES SOLD SHORT(f)

Alamosa Holdings, Inc.                          38,600   $   543,488
--------------------------------------------------------------------
Allergan, Inc.                                  53,800     3,862,302
--------------------------------------------------------------------
Best Buy Co., Inc.                              30,000     1,647,000
--------------------------------------------------------------------
Cabot Microelectronics Corp.                    25,000     1,657,000
--------------------------------------------------------------------
Caterpillar Inc.                                72,000     3,219,840
--------------------------------------------------------------------
EMC Corp.                                      165,000     2,032,800
--------------------------------------------------------------------
MBNA Corp                                       75,000     2,070,750
--------------------------------------------------------------------
New York Times Co. (The)-Class A                50,000     2,062,500
--------------------------------------------------------------------

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
SECURITIES SOLD SHORT-(CONTINUED)

Raytheon Co.                                    65,000   $ 2,096,250
--------------------------------------------------------------------
Starbucks Corp.                                170,000     2,910,400
--------------------------------------------------------------------
Sunoco, Inc.                                    75,000     2,807,250
--------------------------------------------------------------------
Tyco International Ltd.                         80,000     3,931,200
--------------------------------------------------------------------
UnitedHealth Group Inc.                         30,000     1,972,500
--------------------------------------------------------------------
Whole Foods Market, Inc.                        50,000     1,737,500
====================================================================
  Total Securities Sold Short                            $32,550,780
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Sub.   - Subordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options written. See Note 7.
(c)  A portion of this security is subject to put options written. See Note 8.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 10/31/01 represented 0.07% of the Fund's net assets.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) Collateral on short sales was segregated by the fund in the amount of $35,666,350 which represents 109.57% of market value.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $404,829,867)                                 $358,842,592
------------------------------------------------------------
Cash                                              14,588,317
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,516,252
------------------------------------------------------------
  Fund shares sold                                    31,090
------------------------------------------------------------
  Dividends and interest                             287,014
------------------------------------------------------------
  Investments sold short                          32,538,429
------------------------------------------------------------
  Short stock rebates                                 84,361
------------------------------------------------------------
Investment for deferred compensation plan             10,609
------------------------------------------------------------
Other assets                                         111,786
============================================================
    Total assets                                 413,010,450
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,347,518
------------------------------------------------------------
  Fund shares reacquired                           1,086,391
------------------------------------------------------------
  Options written (premiums received $921,431)     1,120,640
------------------------------------------------------------
  Deferred compensation plan                          10,609
------------------------------------------------------------
  Short stock account dividends                       51,535
------------------------------------------------------------
  Short positions covered                             98,978
------------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $32,538,429)         32,550,780
------------------------------------------------------------
Accrued distribution fees                            299,345
------------------------------------------------------------
Accrued trustees' fees                                   678
------------------------------------------------------------
Accrued transfer agent fees                           84,813
------------------------------------------------------------
Accrued operating expenses                            28,871
============================================================
    Total liabilities                             38,680,158
============================================================
Net assets applicable to shares outstanding     $374,330,292
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $171,324,040
____________________________________________________________
============================================================
Class B                                         $143,331,288
____________________________________________________________
============================================================
Class C                                         $ 59,674,964
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           19,393,425
____________________________________________________________
============================================================
Class B                                           16,406,512
____________________________________________________________
============================================================
Class C                                            6,831,986
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $       8.83
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.83 divided by
      94.50%)                                   $       9.34
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.74
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.73
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $58,965)                                     $   2,949,234
------------------------------------------------------------
Dividends from affiliated money market funds       2,702,663
------------------------------------------------------------
Interest                                           1,376,797
------------------------------------------------------------
Short stock rebates                                3,583,211
============================================================
    Total investment income                       10,611,905
============================================================

EXPENSES:

Advisory fees                                      9,034,396
------------------------------------------------------------
Administrative services fees                         119,541
------------------------------------------------------------
Custodian fees                                        84,124
------------------------------------------------------------
Distribution fees -- Class A                         945,096
------------------------------------------------------------
Distribution fees -- Class B                       2,146,146
------------------------------------------------------------
Distribution fees -- Class C                         859,770
------------------------------------------------------------
Interest                                              34,002
------------------------------------------------------------
Transfer agent fees -- Class A                       427,846
------------------------------------------------------------
Transfer agent fees -- Class B                       369,699
------------------------------------------------------------
Transfer agent fees -- Class C                       148,105
------------------------------------------------------------
Trustees' fees                                        10,099
------------------------------------------------------------
Dividends on short sales                             211,609
------------------------------------------------------------
Other                                                511,245
============================================================
    Total expenses                                14,901,678
============================================================
Less: Fees waived                                   (272,161)
------------------------------------------------------------
    Expenses paid indirectly                         (10,286)
============================================================
    Net expenses                                  14,619,231
============================================================
Net investment income (loss)                      (4,007,326)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                         (258,889,256)
------------------------------------------------------------
  Foreign currencies                                  38,182
------------------------------------------------------------
  Futures contracts                               (5,828,153)
------------------------------------------------------------
  Option contracts written                         6,023,991
------------------------------------------------------------
  Securities sold short                           65,654,076
============================================================
                                                (193,001,160)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (39,719,901)
------------------------------------------------------------
  Option contracts written                           152,986
------------------------------------------------------------
  Securities sold short                            7,280,504
============================================================
                                                 (32,286,411)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts,
  option contracts and securities sold short    (225,287,571)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(229,294,897)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2001, the three months ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000

                                                                                               DECEMBER 30, 1999
                                                                               THREE MONTHS    (DATE OPERATIONS
                                                               YEAR ENDED         ENDED          COMMENCED) TO
                                                               OCTOBER 31,     OCTOBER 31,         JULY 31,
                                                                  2001             2000              2000
                                                              -------------    ------------    -----------------
OPERATIONS:

  Net investment income (loss)                                $  (4,007,326)   $  (466,269)      $   (252,068)
----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts, option contracts
    and securities sold short                                  (193,001,160)    20,699,483            886,391
----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, option contracts and securities
    sold short                                                  (32,286,411)   (28,221,748)        14,309,324
================================================================================================================
    Net increase (decrease) in net assets resulting from
       operations                                              (229,294,897)    (7,988,534)        14,943,647
================================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (10,086,217)            --                 --
----------------------------------------------------------------------------------------------------------------
  Class B                                                        (7,676,342)            --                 --
----------------------------------------------------------------------------------------------------------------
  Class C                                                        (3,061,577)            --                 --
----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (84,873,590)   238,637,832        130,133,895
----------------------------------------------------------------------------------------------------------------
  Class B                                                       (44,122,306)   182,555,330         97,595,645
----------------------------------------------------------------------------------------------------------------
  Class C                                                       (13,372,968)    77,641,463         33,298,911
================================================================================================================
    Net increase (decrease) in net assets                      (392,487,897)   490,846,091        275,972,098
================================================================================================================

NET ASSETS:

  Beginning of year                                             766,818,189    275,972,098                 --
================================================================================================================
  End of year                                                 $ 374,330,292    $766,818,189      $275,972,098
________________________________________________________________________________________________________________
================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 613,321,836    $760,048,346      $261,023,720
----------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (12,888)       (90,606)           (49,823)
----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts,
    option contracts and securities sold short                 (192,779,821)    20,772,873            688,877
----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, option contracts and securities sold short      (46,198,835)   (13,912,424)        14,309,324
================================================================================================================
                                                              $ 374,330,292    $766,818,189      $275,972,098
________________________________________________________________________________________________________________
================================================================================================================

See Notes to Financial Statements.

LARGE CAP OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Large Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. The Fund was closed to new investors as of September 29, 2000. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income (loss) was increased by $4,085,044, undistributed net realized gains were increased by $272,602 and paid in capital was decreased by $4,357,646 as a result of book/tax differences due to foreign currency gain/loss, net operating loss reclassifications, organizational expenses and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $187,853,698 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
     The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.

F. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

I. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

   An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

J. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

K. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

L. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P 500 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P 500 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $2,134.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $119,541 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $483,625 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $675,069, $2,146,146 and $859,770, respectively, as compensation under the Plans. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. During the year ended October 31, 2001, AIM Distributors waived fees of $270,027 for Class A shares.
  AIM Distributors received commissions of $58,150 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of

Class A shares. During the year ended October 31, 2001, AIM Distributors received $172,168 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $4,154 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,286 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $10,286.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.
  For the year ended October 31, 2001, the average outstanding daily balance of bank loans for the Fund was $191,781 with a weighted average interest rate of 4.87%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,291,317,729 and $1,285,359,395, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                      $  5,619,594
---------------------------------------------------------
  Securities sold short                           886,921
---------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                       (55,954,182)
---------------------------------------------------------
  Securities sold short                          (418,233)
=========================================================
Net unrealized appreciation
  (depreciation) of investment securities    $ 49,865,900
_________________________________________________________
=========================================================


Cost of investments for tax purposes is $409,177,180. Proceeds from securities sold short for tax purposes is $33,019,468.


NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                                  712     $  2,174,491
---------------------------------------------------------------------------------------
Written                                                        110,555       55,442,253
---------------------------------------------------------------------------------------
Closed                                                         (98,354)     (55,441,257)
---------------------------------------------------------------------------------------
Exercised                                                       (3,373)        (648,187)
---------------------------------------------------------------------------------------
Expired                                                         (5,977)        (949,213)
_______________________________________________________________________________________
=======================================================================================
End of year                                                      3,563     $    578,087
_______________________________________________________________________________________
=======================================================================================


Open call option contracts written at October 31, 2001 were as follows:

                                                                                            OCTOBER 31,       UNREALIZED
                                             CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2001         APPRECIATION
ISSUE                                         MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    (DEPRECIATION)
-----                                        --------    ------    ---------    --------    ------------    --------------
Anheuser-Busch Companies, Inc.                Dec-01      $ 45       1,000      $96,997       $ 50,000        $  46,997
--------------------------------------------------------------------------------------------------------------------------
Finisar Corp.                                 Nov-01         5       1,722       98,151        490,770         (392,619)
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.             Nov-01        90         225       93,597         58,500           35,097
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.              Dec-01       5.5         400       84,797         66,000           18,797
--------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Index                              Nov-01       160         216      204,545        108,000           96,545
==========================================================================================================================
                                                                     3,563      $578,087      $773,270        $(195,183)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the year ended October 31, 2001 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                                  730     $  1,026,214
---------------------------------------------------------------------------------------
Purchased                                                       51,092       17,438,683
---------------------------------------------------------------------------------------
Closed                                                         (40,999)     (16,330,583)
---------------------------------------------------------------------------------------
Exercised                                                       (3,305)        (320,352)
---------------------------------------------------------------------------------------
Expired                                                         (6,150)      (1,470,618)
=======================================================================================
End of year                                                      1,368     $    343,344
_______________________________________________________________________________________
=======================================================================================


Open put option contracts written at October 31, 2001 were as follows:

                                                                                            OCTOBER 31,       UNREALIZED
                                             CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2001         APPRECIATION
ISSUE                                         MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    (DEPRECIATION)
-----                                        --------    ------    ---------    --------    ------------    --------------
QUALCOMM Inc.                                 Nov-01      $ 40         750      $54,748       $ 60,000         $(5,252)
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 Dec-01       825         618      288,596        287,370           1,226
==========================================================================================================================
                                                                     1,368      $343,344      $347,370         $(4,026)
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended October 31, 2001, the three-month period ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000 were as follows:

                                                                                                       DECEMBER 30, 1999 (DATE
                                                                            THREE MONTHS ENDED         OPERATIONS COMMENCED) TO
                                        YEAR ENDED OCTOBER 31, 2001          OCTOBER 31, 2000               JULY 31, 2000
                                       -----------------------------    --------------------------    --------------------------
                                         SHARES           AMOUNT          SHARES         AMOUNT         SHARES         AMOUNT
                                       -----------     -------------    ----------    ------------    ----------    ------------
Sold:
  Class A*                               3,592,948     $  42,718,510    18,008,430    $253,658,152    12,111,778    $149,479,697
--------------------------------------------------------------------------------------------------------------------------------
  Class B**                              1,395,339        16,582,345    13,162,915     185,297,506     7,973,127      99,165,325
--------------------------------------------------------------------------------------------------------------------------------
  Class C**                                687,315         8,289,053     5,695,261      80,003,764     2,722,459      33,913,845
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                  783,366         9,557,193            --              --            --              --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                  593,078         7,206,287            --              --            --              --
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                  236,058         2,868,267            --              --            --              --
================================================================================================================================
Reacquired:
  Class A                              (12,454,161)     (137,149,293)   (1,070,129)    (15,020,320)   (1,578,807)    (19,345,802)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                               (6,396,626)      (67,910,938)     (196,601)     (2,742,176)     (124,720)     (1,569,680)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                               (2,288,820)      (24,530,288)     (168,610)     (2,362,301)      (51,677)       (614,934)
================================================================================================================================
                                       (13,851,503)    $(142,368,864)   35,431,266    $498,834,625    21,052,160    $261,028,451
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class A shares commenced sales on December 30, 1999.
** Class B & C shares commenced sales on March 31, 2000.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                                  DECEMBER 30, 1999
                                                                            THREE MONTHS           (DATE OPERATIONS
                                                             YEAR ENDED        ENDED                COMMENCED) TO
                                                             OCTOBER 31,    OCTOBER 31,                JULY 31,
                                                               2001(a)        2000(a)                    2000
                                                              ----------    ------------    ------------------------------
Net asset value, beginning of period                           $  13.60       $  13.12                 $  10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.03)            --                    (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.37)          0.48                     3.13
==========================================================================================================================
    Total from investment operations                              (4.40)          0.48                     3.12
==========================================================================================================================
Less distributions from net realized gains                        (0.37)            --                       --
==========================================================================================================================
Net asset value, end of period                                 $   8.83       $  13.60                 $  13.12
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  (33.10)%         3.66%                   31.20%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $171,324       $373,614                 $138,205
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.16%(c)       2.07%(d)                 2.41%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.26%(c)       2.10%(d)                 2.49%(d)
==========================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.12%(c)       2.03%(d)                 2.34%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.22%(c)       2.06%(d)                 2.42%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.30)%(c)       0.04%(d)               (0.20)%(d)
==========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)                 0.07%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                             269%            38%                     125%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $270,027,507.
(d)  Annualized.

LARGE CAP OPPORTUNITIES FUND

                                                                                      CLASS B
                                                              -------------------------------------------------------
                                                                                                MARCH 31, 2000
                                                                            THREE MONTHS          (DATE SALES
                                                              YEAR ENDED       ENDED             COMMENCED) TO
                                                              OCTOBER 31,    OCTOBER 31,            JULY 31,
                                                                2001(a)        2000(a)                2000
                                                              ----------    ------------    -------------------------
Net asset value, beginning of period                           $  13.55       $  13.10              $  12.81
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)         (0.02)                (0.02)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.32)          0.47                  0.31
=====================================================================================================================
    Total from investment operations                              (4.44)          0.45                  0.29
=====================================================================================================================
Less distributions from net realized gains                        (0.37)            --                    --
=====================================================================================================================
Net asset value, end of period                                 $   8.74       $  13.55              $  13.10
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  (33.53)%         3.44%                 2.26%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $143,331       $282,120              $102,795
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.92%(c)       2.77%(d)              3.10%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.92%(c)       2.77%(d)              3.18%
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.88%(c)       2.73%(d)              3.03%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.88%(c)       2.73%(d)              3.11%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.06)%(c)      (0.66)%(d)            (0.89)%
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)              0.07%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                             269%            38%                  125%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $214,614,636.
(d)  Annualized.

LARGE CAP OPPORTUNITIES FUND

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                 MARCH 31, 2000
                                                                            THREE MONTHS           (DATE SALES
                                                             YEAR ENDED        ENDED              COMMENCED) TO
                                                             OCTOBER 31,    OCTOBER 31,              JULY 31,
                                                               2001(a)        2000(a)                  2000
                                                              ----------    ------------    -------------------------
Net asset value, beginning of period                           $ 13.55        $  13.09               $ 12.81
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)          (0.02)                (0.02)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.33)           0.48                  0.30
=====================================================================================================================
    Total from investment operations                             (4.45)           0.46                  0.28
=====================================================================================================================
Less distributions from net realized gains                       (0.37)             --                    --
=====================================================================================================================
Net asset value, end of period                                 $  8.73        $  13.55               $ 13.09
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 (33.60)%          3.51%                 2.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $59,675        $111,084               $34,972
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                2.92%(c)        2.77%(d)              3.10%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.92%(c)        2.77%(d)              3.18%
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                2.88%(c)        2.73%(d)              3.03%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.88%(c)        2.73%(d)              3.11%
=====================================================================================================================
Ratio of net investment loss to average net assets               (1.06)%(c)      (0.66)%(d)            (0.89)%
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                   0.04%(c)        0.04%(d)              0.07%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                            269%             38%                  125%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $85,976,988.
(d)  Annualized.

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Mid Cap Opportunities Fund
                       And Board of Trustees of AIM Special Opportunities Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Opportunities Fund (a portfolio AIM Special Opportunities Funds), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those statements and financial highlights.
                         We conducted our audit in accordance with auditing
                       standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
                         In our opinion, the 2001 financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Opportunities Fund at October 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                       /s/ ERNST & YOUNG LLP

                       Houston, Texas
                       December 10, 2001

                       INDEPENDENT AUDITORS' REPORT



                       To the Board of Trustees and Shareholders
                       AIM Mid Cap Opportunities Fund:

                       We have audited the accompanying statement of changes in net assets of AIM Mid Cap Opportunities Fund (a series of AIM Special Opportunities Funds) for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the three months ended October 31, 2000, the year ended July 31, 2000 and the period December 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Mid Cap Opportunities Fund for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the three months ended October 31, 2000, the year ended July 31, 2000 and the period December 30, 1998 (date operations commenced) through July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
INTERESTS-86.70%

AEROSPACE & DEFENSE-1.11%

Aeroflex Inc.(a)                                  250,000   $  3,667,500
========================================================================

APPAREL RETAIL-2.60%

Charlotte Russe Holding Inc.(a)                   200,000      2,840,000
------------------------------------------------------------------------
Christopher & Banks Corp.(a)(b)                    95,000      3,130,250
------------------------------------------------------------------------
Too Inc.(a)                                       100,000      2,661,000
========================================================================
                                                               8,631,250
========================================================================

APPLICATION SOFTWARE-3.00%

Cerner Corp.(a)                                    30,000      1,612,500
------------------------------------------------------------------------
Informatica Corp.(a)(b)                           325,000      3,012,750
------------------------------------------------------------------------
Nuance Communications Inc.(a)                     175,000      1,412,250
------------------------------------------------------------------------
Peregrine Systems, Inc.(a)                        100,000      1,444,000
------------------------------------------------------------------------
SeaChange International, Inc.(a)(b)               100,000      2,460,000
========================================================================
                                                               9,941,500
========================================================================

BANKS-0.56%

Investors Financial Services Corp.                 35,000      1,851,500
========================================================================

BIOTECHNOLOGY-3.84%

Genzyme Corp.(a)                                   80,000      4,316,000
------------------------------------------------------------------------
ICOS Corporation(a)                                30,000      1,732,500
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      65,000      3,898,700
------------------------------------------------------------------------
Invitrogen Corp.(a)                                45,000      2,760,300
========================================================================
                                                              12,707,500
========================================================================

BROADCASTING & CABLE TV-4.80%

Cablevision Systems Corp.-Class A(a)              112,500      3,853,125
------------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        205,000      4,448,500
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    154,800      2,594,448
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          200,000      5,000,000
========================================================================
                                                              15,896,073
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.69%

CDW Computer Centers, Inc.(a)                      50,000      2,302,500
========================================================================

CONSTRUCTION & ENGINEERING-0.66%

Shaw Group Inc. (The)(a)                           80,000      2,200,000
========================================================================

DATA PROCESSING SERVICES-0.80%

National Data Corp.                                75,000      2,640,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.70%

Apollo Group, Inc.-Class A(a)                      50,000      2,032,500
------------------------------------------------------------------------
DiamondCluster International, Inc.-Class A(a)     292,400      3,011,720
------------------------------------------------------------------------
IMS Health Inc.                                   200,000      4,274,000
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Iron Mountain Inc.(a)                              75,000   $  2,928,750
========================================================================
                                                              12,246,970
========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.50%

Edwards (A.G.), Inc.(b)                           150,000      5,931,000
------------------------------------------------------------------------
Legg Mason, Inc.                                  100,000      4,211,000
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(b)                  100,000      6,246,000
------------------------------------------------------------------------
SEI Investments Co.                               115,400      3,548,550
------------------------------------------------------------------------
Charles Schwab Corp. (The)(b)                     125,000      1,610,000
========================================================================
                                                              21,546,550
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-6.64%

Celestica (Canada)(a)(b)                           75,000      2,574,000
------------------------------------------------------------------------
Merix Corp.(a)(b)                                 450,900      7,611,192
------------------------------------------------------------------------
Millipore Corp.                                    50,000      2,615,000
------------------------------------------------------------------------
Plexus Corp.(a)                                   125,000      3,125,000
------------------------------------------------------------------------
SCI Systems, Inc.(a)                               80,000      1,624,800
------------------------------------------------------------------------
Tech Data Corp.(a)                                 50,000      2,134,500
------------------------------------------------------------------------
Waters Corp.(a)                                    65,000      2,306,850
========================================================================
                                                              21,991,342
========================================================================

ENVIRONMENTAL SERVICES-0.39%

Tetra Tech, Inc.                                   49,700      1,284,059
========================================================================

GENERAL MERCHANDISE STORES-0.76%

Family Dollar Stores, Inc.                         87,100      2,513,706
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.89%

AdvancePCS(a)                                      25,000      1,519,250
------------------------------------------------------------------------
AmerisourceBergen Corp.                            65,700      4,175,892
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    125,000      2,875,000
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            50,000      4,310,000
========================================================================
                                                              12,880,142
========================================================================

HEALTH CARE EQUIPMENT-3.92%

Becton, Dickinson & Co.                            75,000      2,685,000
------------------------------------------------------------------------
Biomet, Inc.(a)                                   150,000      4,575,000
------------------------------------------------------------------------
Cytyc Corp.(a)                                    100,200      2,627,244
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          100,000      3,091,000
========================================================================
                                                              12,978,244
========================================================================

HEALTH CARE FACILITIES-1.42%

Triad Hospitals, Inc.(a)                          175,000      4,707,500
========================================================================

INDUSTRIAL MACHINERY-0.80%

CoorsTek, Inc.(a)                                 100,000      2,650,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

INTERNET SOFTWARE & SERVICES-2.09%

EarthLink, Inc.(a)                                225,000   $  3,296,250
------------------------------------------------------------------------
SonicWALL, Inc.(a)                                125,000      1,775,000
------------------------------------------------------------------------
Vignette Corp.(a)                                 400,000      1,872,000
========================================================================
                                                               6,943,250
========================================================================

IT CONSULTING & SERVICES-2.47%

Affiliated Computer Services, Inc.-Class A(a)      50,000      4,402,500
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      150,000      3,780,000
========================================================================
                                                               8,182,500
========================================================================

LIFE & HEALTH INSURANCE-1.84%

AFLAC, Inc.                                       250,000      6,115,000
========================================================================

MANAGED HEALTH CARE-1.33%

Caremark Rx, Inc.(a)                              330,000      4,422,000
========================================================================

MOVIES & ENTERTAINMENT-1.48%

Macrovision Corp.(a)                              200,000      4,922,000
========================================================================

OIL & GAS DRILLING-0.93%

Nabors Industries, Inc.(a)(b)                     100,000      3,074,000
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.08%

BJ Services Co.(a)                                 50,000      1,279,500
------------------------------------------------------------------------
Smith International, Inc.(a)(b)                    70,000      3,311,000
------------------------------------------------------------------------
Veritas DGC Inc.(a)                               150,000      2,304,000
========================================================================
                                                               6,894,500
========================================================================

PHARMACEUTICALS-4.70%

CIMA Labs Inc.(a)                                  35,000      1,891,750
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           125,000      7,211,250
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        105,000      6,489,000
========================================================================
                                                              15,592,000
========================================================================

RESTAURANTS-0.85%

Outback Steakhouse, Inc.(a)                        97,500      2,812,875
========================================================================

SEMICONDUCTOR EQUIPMENT-2.03%

Amkor Technology, Inc.(a)                         160,000      1,992,000
------------------------------------------------------------------------
Photronics, Inc.(a)                               100,000      2,482,000
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          75,000      2,253,000
========================================================================
                                                               6,727,000
========================================================================

SEMICONDUCTORS-12.24%

Altera Corp.(a)                                   210,000      4,242,000
------------------------------------------------------------------------
Chartered Semiconductor Manufacturing
  Ltd.-ADR (Singapore)(a)                         150,000      2,934,000
------------------------------------------------------------------------
Conexant Systems, Inc.(a)                         550,000      5,582,500
------------------------------------------------------------------------
Cree, Inc.(a)                                     125,000      2,243,750
------------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                    100,000      3,269,000
------------------------------------------------------------------------
Genesis Microchip Inc. (Canada)                    75,000      3,451,553
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Integrated Device Technology, Inc.(a)              60,000   $  1,671,000
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      150,000      4,683,000
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         129,700      2,651,068
------------------------------------------------------------------------
Semtech Corp.(a)                                  190,000      7,172,500
------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(a)                   150,000      2,652,000
========================================================================
                                                              40,552,371
========================================================================

SPECIALTY CHEMICALS-1.28%

OM Group, Inc.                                     70,000      4,238,500
========================================================================

SYSTEMS SOFTWARE-0.64%

VERITAS Software Corp.(a)                          75,000      2,128,500
========================================================================

TELECOMMUNICATIONS EQUIPMENT-5.81%

ADC Telecommunications, Inc.(a)                   500,000      2,275,000
------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(a)            100,000      1,863,000
------------------------------------------------------------------------
Harmonic Inc.(a)                                  525,000      4,236,750
------------------------------------------------------------------------
JDS Uniphase Corp.(a)                             250,000      1,997,500
------------------------------------------------------------------------
Polycom, Inc.(a)                                  100,000      2,998,000
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                250,000      5,870,000
========================================================================
                                                              19,240,250
========================================================================

TOBACCO-0.85%

R.J. Reynolds Tobacco Holdings, Inc.(b)            50,000      2,802,000
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $294,702,396)                          287,283,082
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE NOTES-3.92%

HEALTH CARE FACILITIES-0.71%

Service Corp. International, Unsec. Sub.
  Conv. Notes, 6.75%, 06/22/08                 $2,000,000      2,335,000
========================================================================

SEMICONDUCTOR EQUIPMENT-0.80%

ASML Holding N.V. (Netherlands), Conv. Sub.
  Yankee Notes, 5.75%, 10/15/06 (Acquired
  10/17/01; Cost $2,500,000)(c)                 2,500,000      2,650,000
========================================================================

SEMICONDUCTORS-1.36%

Conexant Systems Inc., Conv. Sub. Notes,
  4.00%, 02/01/07                               8,000,000      4,520,000
========================================================================

SYSTEMS SOFTWARE-0.98%

Network Associates, Inc., Conv. Sub. Notes,
  5.25%, 08/15/06 (Acquired 08/13/01; Cost
  $2,500,000)(c)                                2,500,000      3,256,250
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.07%

Kestrel Solutions, Conv. Sub. Notes,
  5.50%, 07/15/05 (Acquired 07/20/00-
    10/10/00; Cost $4,762,500)(c)(d)            4,750,000        237,500
========================================================================
    Total Convertible Notes (Cost
      $15,777,249)                                            12,998,750
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY SECURITIES-1.21%

U.S. TREASURY BILLS-1.21%

  2.56%, 12/20/01 (Cost $3,988,403)(e)         $4,000,000   $  3,988,403
========================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
PUT OPTIONS PURCHASED-1.86%

Nasdaq 100 Index                                   192      $1,250      Dec-01        1,130,880
-----------------------------------------------------------------------------------------------
Philadelphia Oil Service Sector Index            1,000          70      Nov-01           67,500
-----------------------------------------------------------------------------------------------
S & P 500 Index                                    395       1,050      Nov-01          870,975
-----------------------------------------------------------------------------------------------
S & P 500 Index                                  1,022       1,050      Dec-01        4,103,330
===============================================================================================
    Total Put Options Purchased (Cost
      $6,510,114)                                                                     6,172,685
===============================================================================================

                                                                MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-10.11%

STIC Liquid Assets Portfolio(f)                 16,757,106   $ 16,757,106
-------------------------------------------------------------------------
STIC Prime Portfolio(f)                         16,757,106     16,757,106
=========================================================================
    Total Money Market Funds (Cost
      $33,514,212)                                             33,514,212
=========================================================================
TOTAL INVESTMENTS-103.80%
  (Cost $354,492,374)                                         343,957,132
=========================================================================
OTHER ASSETS LESS LIABILITIES-(3.80%)                         (12,602,000)
=========================================================================
NET ASSETS-100.00%                                           $331,355,132
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options written. See Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/01, which was $6,143,750, represented 1.85% of the Fund's net assets.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) Collateral on short sales was segregated by the Fund in the amount of $43,824,300 which represents 121.86% of market value.

See Notes to Financial Statements.

SECURITIES SOLD SHORT
October 31, 2001

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
SECURITIES SOLD SHORT(g)

Administaff, Inc.                               60,000   $ 1,349,400
--------------------------------------------------------------------
Alamosa Holdings, Inc.                          31,100       437,888
--------------------------------------------------------------------
Allergan, Inc.                                  47,800     3,431,562
--------------------------------------------------------------------
AutoZone, Inc.                                  25,000     1,463,250
--------------------------------------------------------------------
Best Buy Co., Inc.                              25,000     1,372,500
--------------------------------------------------------------------
CBRL Group, Inc.                                70,000     1,757,700
--------------------------------------------------------------------
Cabot Microelectronics Corp.                    22,500     1,491,300
--------------------------------------------------------------------
Capital One Financial Corp.                     25,000     1,032,750
--------------------------------------------------------------------
Citrix Systems, Inc.                            35,000       819,000
--------------------------------------------------------------------
EMC Corp.                                      140,000     1,724,800
--------------------------------------------------------------------
Emulex Corp.                                    50,000     1,184,000
--------------------------------------------------------------------
MBNA Corp.                                      39,400     1,087,834
--------------------------------------------------------------------
99 Cents Only Stores                            47,600     1,692,180
--------------------------------------------------------------------
Nucor Corp.                                     50,000     2,065,000
--------------------------------------------------------------------
Oxford Health Plans, Inc.                       60,000     1,413,600
--------------------------------------------------------------------
Regions Financial Corp.                         60,000     1,614,600
--------------------------------------------------------------------
Starbucks Corp.                                147,500     2,525,200
--------------------------------------------------------------------
Sunoco, Inc.                                    65,000     2,432,950
--------------------------------------------------------------------
Sunrise Assisted Living, Inc.                   70,000     2,092,300
--------------------------------------------------------------------
UnitedHealth Group Inc.                         25,000     1,643,750
--------------------------------------------------------------------
Whole Foods Market, Inc.                        40,000     1,390,000
--------------------------------------------------------------------
Williams-Sonoma, Inc.                           75,000     1,942,500
====================================================================
    Total Securities Sold Short                          $35,964,064
____________________________________________________________________
====================================================================

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $354,492,374)                                 $343,957,132
------------------------------------------------------------
Cash                                               9,793,372
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,751,490
------------------------------------------------------------
  Fund shares sold                                    32,452
------------------------------------------------------------
  Dividends and interest                             318,200
------------------------------------------------------------
  Investments sold short                          35,392,467
------------------------------------------------------------
  Short stock rebates                                 64,093
------------------------------------------------------------
Investment for deferred compensation plan             17,657
------------------------------------------------------------
Other assets                                         172,300
============================================================
    Total assets                                 394,499,163
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           23,991,808
------------------------------------------------------------
  Fund shares reacquired                           1,123,089
------------------------------------------------------------
  Options written (premiums received
    $1,501,685)                                    1,605,565
------------------------------------------------------------
  Deferred compensation plan                          17,657
------------------------------------------------------------
  Short positions covered                             12,608
------------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $35,392,467)         35,964,064
------------------------------------------------------------
Accrued distribution fees                            272,462
------------------------------------------------------------
Accrued trustees' fees                                 1,031
------------------------------------------------------------
Accrued transfer agent fees                           74,572
------------------------------------------------------------
Accrued operating expenses                            81,175
============================================================
    Total liabilities                             63,144,031
============================================================
Net assets applicable to shares outstanding     $331,355,132
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $155,355,657
____________________________________________________________
============================================================
Class B                                         $124,587,901
____________________________________________________________
============================================================
Class C                                         $ 51,411,574
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            9,642,033
____________________________________________________________
============================================================
Class B                                            7,842,576
____________________________________________________________
============================================================
Class C                                            3,235,878
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      16.11
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.11 divided by
      94.50%)                                   $      17.05
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      15.89
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      15.89
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Short stock rebates                            $   3,390,883
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $8,080)                                          1,133,094
------------------------------------------------------------
Dividends from affiliated money market funds       1,306,348
------------------------------------------------------------
Interest                                           1,375,378
============================================================
    Total investment income                        7,205,703
============================================================

EXPENSES:

Advisory fees                                      3,345,050
------------------------------------------------------------
Administrative services fees                         112,487
------------------------------------------------------------
Custodian fees                                        74,239
------------------------------------------------------------
Distribution fees -- Class A                         795,557
------------------------------------------------------------
Distribution fees -- Class B                       1,703,658
------------------------------------------------------------
Distribution fees -- Class C                         725,680
------------------------------------------------------------
Interest                                             310,312
------------------------------------------------------------
Transfer agent fees -- Class A                       327,368
------------------------------------------------------------
Transfer agent fees -- Class B                       273,326
------------------------------------------------------------
Transfer agent fees -- Class C                       116,425
------------------------------------------------------------
Trustees' fees                                        10,321
------------------------------------------------------------
Dividends on short sales                             137,593
------------------------------------------------------------
Other                                                422,799
============================================================
    Total expenses                                 8,354,815
============================================================
Less: Fees waived                                   (227,940)
------------------------------------------------------------
    Expenses paid indirectly                          (9,634)
============================================================
    Net expenses                                   8,117,241
============================================================
Net investment income (loss)                        (911,538)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                         (175,713,555)
------------------------------------------------------------
  Foreign currencies                                  62,540
------------------------------------------------------------
  Futures contracts                               (7,590,369)
------------------------------------------------------------
  Option contracts written                         5,902,504
------------------------------------------------------------
  Securities sold short                           46,272,358
============================================================
                                                (131,066,522)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (52,229,961)
------------------------------------------------------------
  Option contracts written                         1,078,149
------------------------------------------------------------
  Securities sold short                            6,122,086
============================================================
                                                 (45,029,726)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts,
  option contracts and securities sold short    (176,096,248)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(177,007,786)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2001, three months ended October 31, 2000, and the year ended July 31, 2000

                                                               YEAR ENDED      THREE MONTHS ENDED     YEAR ENDED
                                                               OCTOBER 31,        OCTOBER 31,          JULY 31,
                                                                  2001                2000               2000
                                                              -------------    ------------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    (911,538)      $   (782,193)      $ (4,118,880)
-----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts, option contracts
    and securities sold short                                  (131,066,522)        (3,070,298)       (36,506,999)
-----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, option contracts and securities
    sold short                                                  (45,029,726)        (7,345,743)        40,346,572
=================================================================================================================
    Net increase (decrease) in net assets resulting from
       operations                                              (177,007,786)       (11,198,234)          (279,307)
=================================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                --                 --            (50,980)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                --                 --            (21,216)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                                --                 --             (6,678)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                --                 --           (685,956)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                --                 --             (9,194)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                                --                 --             (2,917)
-----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (69,317,840)       (21,186,960)       329,734,266
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       (35,807,987)       (26,844,008)       255,671,637
-----------------------------------------------------------------------------------------------------------------
  Class C                                                       (17,779,325)        (1,596,885)       102,954,627
=================================================================================================================
    Net increase (decrease) in net assets                      (299,912,938)       (60,826,087)       687,304,282
=================================================================================================================

NET ASSETS:

  Beginning of year                                             631,268,070        692,094,157          4,789,875
=================================================================================================================
  End of year                                                 $ 331,355,132       $631,268,070       $692,094,157
_________________________________________________________________________________________________________________
=================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 513,565,413       $637,331,518       $687,714,752
-----------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (20,830)           (32,785)           (31,466)
-----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts,
    option contracts and securities sold short                 (170,978,732)       (39,849,670)       (36,753,879)
-----------------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, option contracts and securities sold short      (11,210,719)        33,819,007         41,164,750
=================================================================================================================
                                                              $ 331,355,132       $631,268,070       $692,094,157
_________________________________________________________________________________________________________________
=================================================================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Mid Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income was increased by $923,493, undistributed net realized gains decreased by $62,540 and paid in capital decreased by $860,953 as a result of foreign currency transactions, nondeductible stock issuance costs, and net operating loss reclassifications. Net assets of the Fund were unaffected by the above reclassifications.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund's capital loss carryforward of $167,015,219 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD              EXPIRATION
   ------------              ----------
   $ 43,384,856           October 31, 2008
   ---------------------------------------
    123,630,363           October 31, 2009
   =======================================
   $167,015,219
   _______________________________________
   =======================================


E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.
     The Fund realizes a gain if the price of the security declines between those dates. The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.

F. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

I. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

J. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

K. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

L. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes, based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $638.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $112,487 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $382,950 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $568,255, $1,703,658 and $725,680, respectively, as compensation under the Plans. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. For the year ended October 31, 2001, AIM Distributors waived fees of $227,302 for Class A shares.
  AIM Distributors received commissions of $25,110, from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $73,666 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $3,965 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,429 and reductions in custodian fees of $1,205 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $9,634.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line. During the year ended October 31, 2001, the average outstanding daily balance of bank loans for the Fund was $4,986,301 with a weighted average interest rate of 5.92%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,230,929,124 and $1,241,367,617, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                                         $ 26,264,629
----------------------------------------------------------------------------
  Securities sold short                                            1,424,022
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                          (39,954,113)
----------------------------------------------------------------------------
  Securities sold short                                           (1,271,841)
============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(13,537,303)
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $357,646,616.
Proceeds from securities sold short for tax purposes is $36,116,245.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                                  577     $  1,757,910
---------------------------------------------------------------------------------------
Written                                                        111,034       47,792,133
---------------------------------------------------------------------------------------
Closed                                                         (85,451)     (45,402,118)
---------------------------------------------------------------------------------------
Exercised                                                       (9,940)      (1,916,321)
---------------------------------------------------------------------------------------
Expired                                                         (7,313)        (969,015)
=======================================================================================
End of year                                                      8,907     $  1,262,589
_______________________________________________________________________________________
=======================================================================================



    Open call options written at October 31, 2001 were as follows:

                                                                                             OCTOBER 31,       UNREALIZED
                                            CONTRACT    STRIKE    NUMBER OF     PREMIUMS         2001         APPRECIATION
ISSUE                                        MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
-----                                       --------    ------    ---------    ----------    ------------    --------------
ASML Holding N.V                             Dec-01     $17.5         656      $   54,446     $   44,280       $  10,166
---------------------------------------------------------------------------------------------------------------------------
Celestica                                    Nov-01        35         750         134,043        146,250         (12,207)
---------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                         Nov-01        15       1,250          41,248         15,625          25,623
---------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                    Nov-01        35         318          43,565         35,775           7,790
---------------------------------------------------------------------------------------------------------------------------
Edwards (A.G.), Inc.                         Nov-01        40         500          55,998         57,500          (1,502)
---------------------------------------------------------------------------------------------------------------------------
Informatica Corp.                            Dec-01        10       1,100         128,696        118,250          10,446
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.               Nov-01        65         500          88,497         82,500           5,997
---------------------------------------------------------------------------------------------------------------------------
Merix Corp.                                  Nov-01      17.5         800          77,467         78,000            (533)
---------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.                      Nov-01      27.5       1,000         136,995        360,000        (223,005)
---------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Index                             Nov-01       160         189         178,977         94,500          84,477
---------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.                     Nov-01      17.5         700         155,395        154,000           1,395
---------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.         Nov-01        60         500          41,498         18,750          22,748
---------------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc.                Nov-01        25         394          67,766         62,055           5,711
---------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                    Nov-01        45         250          57,998        100,000         (42,002)
===========================================================================================================================
                                                                    8,907      $1,262,589     $1,367,485       $(104,896)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the year ended October 31, 2001 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                                2,294     $  2,838,986
---------------------------------------------------------------------------------------
Purchased                                                       26,270       10,975,868
---------------------------------------------------------------------------------------
Exercised                                                       (1,575)        (241,835)
---------------------------------------------------------------------------------------
Expired                                                         (2,000)        (774,442)
---------------------------------------------------------------------------------------
Closed                                                         (24,477)     (12,559,481)
=======================================================================================
End of year                                                        512          239,096
_______________________________________________________________________________________
=======================================================================================



    Open put option contracts written at October 31, 2001 were as follows:

                                                                                             OCTOBER 31,
                                              CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2001         UNREALIZED
ISSUE                                          MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    APPRECIATION
-----                                         --------    ------    ---------    --------    ------------    ------------
S & P 500 Index                                Dec-01      $825        512       $239,096      $238,080         $1,016
_________________________________________________________________________________________________________________________
=========================================================================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended October 31, 2001, the three-month period ended October 31, 2000 and the year ended July 31, 2000 were as follows:

                                              OCTOBER 31, 2001               OCTOBER 31, 2000               JULY 31, 2000
                                         ---------------------------    --------------------------    --------------------------
                                           SHARES         AMOUNT          SHARES         AMOUNT         SHARES         AMOUNT
                                         ----------    -------------    ----------    ------------    ----------    ------------
Sold:
  Class A                                 1,187,465    $  23,683,488       417,143    $  9,934,754    15,903,016    $376,526,177
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                   532,694       10,439,436       211,940       5,023,336    11,676,896     275,160,286
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                   264,490        5,376,573       103,476       2,494,786     4,564,213     109,937,385
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                        --               --            --              --        39,350         706,157
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                        --               --            --              --         1,107          21,560
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                        --               --            --              --           511           9,927
================================================================================================================================
Reacquired:
  Class A                                (4,899,783)     (93,001,328)   (1,297,544)    (31,121,714)   (2,011,095)    (47,498,068)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                (2,466,649)     (46,247,423)   (1,300,931)    (31,867,344)     (812,481)    (19,510,209)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                (1,234,206)     (23,155,898)     (171,489)     (4,091,671)     (291,117)     (6,992,685)
================================================================================================================================
                                         (6,615,989)   $(122,905,152)   (2,037,405)   $(49,627,853)   29,070,400    $688,360,530
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                                                                             DECEMBER 30, 1998
                                                           YEAR ENDED    THREE MONTHS ENDED   YEAR ENDED      (DATE OPERATIONS
                                                           OCTOBER 31,      OCTOBER 31,        JULY 31,    COMMENCED) TO JULY 31,
                                                             2001(a)            2000           2000(a)              1999
                                                           -----------   ------------------   ----------   ----------------------
Net asset value, beginning of period                        $  23.17          $  23.62         $  15.78            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.04             (0.01)           (0.18)            (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (7.10)            (0.44)            9.92              5.82
=================================================================================================================================
    Total from investment operations                           (7.06)            (0.45)            9.74              5.78
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --                --            (0.02)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                --            (1.88)               --
=================================================================================================================================
    Total distributions                                           --                --            (1.90)               --
=================================================================================================================================
Net asset value, end of period                              $  16.11          $  23.17         $  23.62            $15.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               (30.47)%           (1.91)%          65.58%            57.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $155,356          $309,391         $336,203            $4,790
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales expense):
  With fee waivers                                              1.33%(c)          2.06%(d)         2.33%             2.28%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.43%(c)          2.16%(d)         2.40%             7.55%(d)
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales expense):
  With fee waivers                                              1.24%(c)          1.93%(d)         2.08%             2.19%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.34%(c)          2.03%(d)         2.15%             7.46%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.20%(c)         (0.08)%(d)       (0.80)%           (0.79)%(d)
=================================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                 0.09%(c)          0.13%(d)         0.25%             0.09%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          289%               49%             196%              135%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $227,302,059.
(d)  Annualized.

                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                                   NOVEMBER 12, 1999
                                                              YEAR ENDED    THREE MONTHS ENDED        (DATE SALES
                                                              OCTOBER 31,      OCTOBER 31,       COMMENCED) TO JULY 31,
                                                                2001(a)            2000                 2000(a)
                                                              -----------   ------------------   ----------------------
Net asset value, beginning of period                           $  23.02          $  23.51               $  17.83
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.05)                 (0.28)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)            (0.44)                  5.97
=======================================================================================================================
    Total from investment operations                              (7.13)            (0.49)                  5.69
=======================================================================================================================
Less dividends from net investment income                            --                --                  (0.01)
=======================================================================================================================
Net asset value, end of period                                 $  15.89          $  23.02               $  23.51
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  (30.97)%           (2.08)%                31.95%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $124,588          $225,060               $255,439
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)          2.81%(d)               3.08%(d)
=======================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)          2.68%(d)               2.83%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)        (0.83)%(d)             (1.55)%(d)
=======================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)          0.13%(d)               0.25%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             289%               49%                   196%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $170,365,771.
(d)  Annualized.

                                                                                       CLASS C
                                                              ---------------------------------------------------------
                                                                                                   NOVEMBER 12, 1999
                                                              YEAR ENDED    THREE MONTHS ENDED        (DATE SALES
                                                              OCTOBER 31,      OCTOBER 31,       COMMENCED) TO JULY 31,
                                                                2001(a)            2000                 2000(a)
                                                              -----------   ------------------   ----------------------
Net asset value, beginning of period                            $ 23.02          $ 23.51                $  17.83
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)           (0.05)                  (0.28)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)           (0.44)                   5.97
=======================================================================================================================
    Total from investment operations                              (7.13)           (0.49)                   5.69
=======================================================================================================================
Less dividends from net investment income                            --               --                   (0.01)
=======================================================================================================================
Net asset value, end of period                                  $ 15.89          $ 23.02                $  23.51
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  (30.97)%          (2.08)%                 31.95%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $51,412          $96,817                $100,452
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)         2.81%(d)                3.08%(d)
=======================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)         2.68%(d)                2.83%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)       (0.83)%(d)              (1.55)%(d)
=======================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)         0.13%(d)                0.25%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             289%              49%                    196%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $72,568,039.
(d)  Annualized.

SMALL CAP OPPORTUNITIES FUND

                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Small Cap Opportunities Fund And Board of Trustees of AIM Special Opportunities Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Small Cap Opportunities Fund (a portfolio AIM Special Opportunities Funds), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for each of the periods presented from commencement of operations through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Small Opportunities Fund at October 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                       /s/ ERNST & YOUNG LLP

                       Houston, Texas
                       December 10, 2001

                       INDEPENDENT AUDITORS' REPORT



                       To the Board of Trustees and Shareholders
                       AIM Small Cap Opportunities Fund:

                       We have audited the accompanying statement of changes in net assets of AIM Small Cap Opportunities Fund (a series of AIM Special Opportunities Funds) for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the three months ended October 31, 2000, the years ended July 31, 2000 and July 31, 1999, and the period June 29, 1998 (date operations commenced) to July 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Small Cap Opportunities Fund for the three months ended October 31, 2000 and the year ended July 31, 2000, and the financial highlights for the three months ended October 31, 2000, the years ended July 31, 2000 and July 31, 1999, and the period June 29, 1998 (date operations commenced) to July 31, 1998, in conformity with accounting principles generally accepted in the United States of America.


                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-85.60%

AEROSPACE & DEFENSE-1.10%

Aeroflex Inc.(a)                                  375,000   $  5,501,250
========================================================================

APPAREL RETAIL-2.72%

bebe stores, inc.(a)                              100,000      1,668,000
------------------------------------------------------------------------
Charlotte Russe Holding Inc.(a)                   300,000      4,260,000
------------------------------------------------------------------------
Christopher & Banks Corp.(a)(b)                   155,000      5,107,250
------------------------------------------------------------------------
Hot Topic, Inc.(a)                                105,000      2,654,400
========================================================================
                                                              13,689,650
========================================================================

APPLICATION SOFTWARE-4.36%

Cerner Corp.(a)                                    45,000      2,418,750
------------------------------------------------------------------------
Eclipsys Corp.(a)                                 300,000      3,747,000
------------------------------------------------------------------------
Informatica Corp.(a)(b)                           500,000      4,635,000
------------------------------------------------------------------------
Nuance Communications Inc.(a)                     250,000      2,017,500
------------------------------------------------------------------------
Precise Software Solutions Ltd. (Israel)(a)       250,000      4,777,500
------------------------------------------------------------------------
SeaChange International, Inc.(a)(b)               175,000      4,305,000
========================================================================
                                                              21,900,750
========================================================================

BANKS-1.38%

Investors Financial Services Corp.                 50,000      2,645,000
------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              150,000      4,303,500
========================================================================
                                                               6,948,500
========================================================================

BIOTECHNOLOGY-0.56%

SangStat Medical Corp.(a)(b)                      125,000      2,830,000
========================================================================

BROADCASTING & CABLE TV-1.58%

Cox Radio, Inc.-Class A(a)                        250,000      5,425,000
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    150,000      2,514,000
========================================================================
                                                               7,939,000
========================================================================

CATALOG RETAIL-1.66%

dELiA*s Corp.-Class A(a)                          900,000      5,571,000
------------------------------------------------------------------------
J. Jill Group Inc.(a)                             180,000      2,750,400
========================================================================
                                                               8,321,400
========================================================================

COMPUTER HARDWARE-0.88%

Concurrent Computer Corp.(a)                      375,000      4,402,500
========================================================================

CONSTRUCTION & ENGINEERING-0.63%

Shaw Group Inc. (The)(a)                          115,000      3,162,500
========================================================================

DATA PROCESSING SERVICES-0.88%

National Data Corp.                               125,000      4,400,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.11%

DiamondCluster International, Inc.-Class A(a)     542,500      5,587,750
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

DIVERSIFIED FINANCIAL SERVICES-5.34%

iShares Russell 2000 Index Fund                   212,000   $ 18,041,200
------------------------------------------------------------------------
Raymond James Financial, Inc.                     300,000      8,769,000
========================================================================
                                                              26,810,200
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.86%

Wilson Greatbatch Technologies, Inc.(a)           150,000      4,312,500
========================================================================

ELECTRONIC EQUIPMENT &
  INSTRUMENTS-5.28%

FLIR Systems, Inc.(a)                             100,000      4,632,000
------------------------------------------------------------------------
Merix Corp.(a)(b)(c)                              701,300     11,837,944
------------------------------------------------------------------------
Plexus Corp.(a)                                   200,000      5,000,000
------------------------------------------------------------------------
Varian Inc.(a)                                    200,000      5,068,000
========================================================================
                                                              26,537,944
========================================================================

ENVIRONMENTAL SERVICES-0.38%

Tetra Tech, Inc.(a)                                74,400      1,925,472
========================================================================

GENERAL MERCHANDISE STORES-1.36%

Fred's, Inc.                                      209,000      6,844,750
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-8.51%

AdvancePCS(a)                                      50,000      3,038,500
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    350,000      8,050,000
------------------------------------------------------------------------
Covance Inc.(a)                                   170,000      3,119,500
------------------------------------------------------------------------
D & K Healthcare Resources, Inc.                   85,000      4,760,000
------------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)             487,500     12,845,625
------------------------------------------------------------------------
Omnicell, Inc.(a)                                 328,400      2,610,780
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)       150,000      4,000,500
------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)              150,000      4,333,500
========================================================================
                                                              42,758,405
========================================================================

HEALTH CARE EQUIPMENT-3.10%

ArthroCare Corp.(a)                               225,000      4,443,750
------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                  125,000      3,675,000
------------------------------------------------------------------------
Med-Design Corp. (The)(a)                         275,000      5,513,750
------------------------------------------------------------------------
Therasense, Inc.(a)                                76,000      1,960,800
========================================================================
                                                              15,593,300
========================================================================

HEALTH CARE FACILITIES-1.34%

Triad Hospitals, Inc.(a)                          250,000      6,725,000
========================================================================

HEAVY ELECTRICAL EQUIPMENT-0.73%

Global Power Equipment Group Inc.(a)              245,900      3,686,041
========================================================================

INDUSTRIAL MACHINERY-0.76%

CoorsTek, Inc.(a)                                 145,000      3,842,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

INTERNET SOFTWARE & SERVICES-3.05%

EarthLink, Inc.(a)                                325,000   $  4,761,250
------------------------------------------------------------------------
F5 Networks, Inc.(a)                              190,000      2,867,100
------------------------------------------------------------------------
Netegrity, Inc.(a)                                200,000      2,348,000
------------------------------------------------------------------------
SonicWALL, Inc.(a)                                375,000      5,325,000
========================================================================
                                                              15,301,350
========================================================================

IT CONSULTING & SERVICES-1.38%

Forrester Research, Inc.(a)                       260,000      4,199,000
------------------------------------------------------------------------
Gartner, Inc.-Class A(a)                          300,000      2,727,000
========================================================================
                                                               6,926,000
========================================================================

LEISURE FACILITIES-0.47%

Six Flags, Inc.(a)                                200,000      2,360,000
========================================================================

MANAGED HEALTH CARE-0.80%

Caremark Rx, Inc.(a)                              300,000      4,020,000
========================================================================

MARINE-0.32%

A.C.L.N. Ltd. (Cyprus)(a)                          60,000      1,603,800
========================================================================

METAL & GLASS CONTAINERS-0.66%

Intertape Polymer Group Inc. (Canada)(a)          333,500      3,331,665
========================================================================

MOVIES & ENTERTAINMENT-2.10%

4Kids Entertainment, Inc.(a)                      150,000      3,150,000
------------------------------------------------------------------------
Macrovision Corp.(a)                              300,000      7,383,000
========================================================================
                                                              10,533,000
========================================================================

MULTI-LINE INSURANCE-1.09%

HCC Insurance Holdings, Inc.                      200,000      5,498,000
========================================================================

OIL & GAS DRILLING-0.79%

Patterson-UTI Energy, Inc.(a)(b)                  220,000      3,964,400
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.92%

Veritas DGC Inc.(a)                               300,000      4,608,000
========================================================================

PERSONAL PRODUCTS-0.93%

Steiner Leisure Ltd.(a)                           250,000      4,695,000
========================================================================

PHARMACEUTICALS-3.34%

CIMA Labs Inc.(a)                                 100,000      5,405,000
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           150,000      8,653,500
------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                  80,000      2,744,000
========================================================================
                                                              16,802,500
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Vesta Insurance Group, Inc.                       325,000      4,140,500
========================================================================

PUBLISHING & PRINTING-1.12%

Getty Images, Inc.(a)                             360,100      5,613,959
========================================================================

RESTAURANTS-1.50%

Sonic Corp.(a)                                    225,000      7,539,750
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

SEMICONDUCTOR EQUIPMENT-7.31%

Amkor Technology, Inc.(a)                         230,000   $  2,863,500
------------------------------------------------------------------------
ATMI, Inc.(a)                                     222,500      4,240,850
------------------------------------------------------------------------
Cymer, Inc.(a)                                    100,000      2,090,000
------------------------------------------------------------------------
FEI Co.(a)                                        100,000      2,698,000
------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)(b)            450,000      6,826,500
------------------------------------------------------------------------
LTX Corp.(a)(b)                                   300,000      4,938,000
------------------------------------------------------------------------
Mattson Technology, Inc.(a)                       650,000      3,250,000
------------------------------------------------------------------------
Photronics, Inc.(a)                               275,000      6,825,500
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         100,000      3,004,000
========================================================================
                                                              36,736,350
========================================================================

SEMICONDUCTORS-7.81%

ChipPAC, Inc.(a)                                  650,000      3,243,500
------------------------------------------------------------------------
Cirrus Logic, Inc.(a)                             200,000      2,226,000
------------------------------------------------------------------------
Cree, Inc.(a)                                     225,000      4,038,750
------------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                    175,000      5,720,750
------------------------------------------------------------------------
Genesis Microchip Inc. (Canada)(a)(b)             150,000      6,931,500
------------------------------------------------------------------------
Semtech Corp.(a)                                  300,000     11,325,000
------------------------------------------------------------------------
TriQuint Semiconductor, Inc.(a)                   325,000      5,746,000
========================================================================
                                                              39,231,500
========================================================================

SPECIALTY STORES-0.78%

PETsMART, Inc.(a)                                 500,000      3,905,000
========================================================================

TELECOMMUNICATIONS EQUIPMENT-5.89%

Advanced Fibre Communications, Inc.(a)            200,000      3,726,000
------------------------------------------------------------------------
Harmonic Inc.(a)                                  900,000      7,263,000
------------------------------------------------------------------------
Polycom, Inc.(a)                                  135,000      4,047,300
------------------------------------------------------------------------
Tollgrade Communications, Inc.(a)                 225,000      5,735,250
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                375,000      8,805,000
========================================================================
                                                              29,576,550
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $399,129,177)                          430,106,736
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
CONVERTIBLE CORPORATE NOTES-0.70%

HEALTH CARE FACILITIES-0.70%

Service Corp. International, Unsec. Sub.
  Conv. Notes, 6.75%, 06/22/08 (Cost
  $3,018,750)                                  $3,000,000      3,502,500
========================================================================

U.S. TREASURY SECURITIES-0.99%

U.S. TREASURY BILLS-0.99%

2.56%, 12/20/01 (Cost $4,985,504)(d)            5,000,000      4,985,504
========================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION     MARKET
                                               CONTRACTS    PRICE        DATE        VALUE
OPTIONS
  PURCHASED-2.02%

CALLS-0.05%

Med-Design Corp. (The)                           1,200      $   25      Jan-02     $  177,000
---------------------------------------------------------------------------------------------
                                                 1,200          50      Jan-02         24,000
---------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                           6,000        22.5      Jan-02         30,000
=============================================================================================
                                                                                      231,000
=============================================================================================

PUTS-1.97%

Nasdaq 100 Index(b)                                309       1,250      Dec-01      1,820,010
---------------------------------------------------------------------------------------------
Philadelphia Oil Service Sector Index            1,500          70      Nov-01        101,250
---------------------------------------------------------------------------------------------
S & P 500 Index(e)                                 630       1,050      Nov-01      1,389,150
---------------------------------------------------------------------------------------------
                                                 1,641       1,050      Dec-01      6,588,615
=============================================================================================
                                                                                    9,899,025
=============================================================================================
    Total Options Purchased
      (Cost $12,555,486)                                                           10,130,025
=============================================================================================

                                                 SHARES
MONEY MARKET FUNDS-14.04%

STIC Liquid Assets Portfolio(f)                35,278,018     35,278,018
------------------------------------------------------------------------
STIC Prime Portfolio(f)                        35,278,018     35,278,018
========================================================================
    Total Money Market Funds (Cost
      $70,556,036)                                            70,556,036
========================================================================
TOTAL INVESTMENTS-103.35% (Cost $490,244,953)                519,280,801
========================================================================
OTHER ASSETS LESS LIABILITIES-(3.35%)                        (16,820,269)
========================================================================
NET ASSETS-100.00%                                          $502,460,532
________________________________________________________________________
========================================================================

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
SECURITIES SOLD SHORT(g)

Administaff, Inc.                              100,000   $ 2,249,000
--------------------------------------------------------------------
Allergan, Inc.                                  75,500     5,420,145
--------------------------------------------------------------------
Best Buy Co., Inc.                              35,000     1,921,500
--------------------------------------------------------------------
Cabot Microelectronics Corp.                    30,000     1,988,400
--------------------------------------------------------------------
CBRL Group, Inc.                               105,000     2,636,550
--------------------------------------------------------------------
Corporate Executive Board Co. (The)             75,000     2,292,750
--------------------------------------------------------------------
Frontier Oil Corp.                             150,000     2,850,000
--------------------------------------------------------------------
Lands' End, Inc.                                75,000     2,403,000
--------------------------------------------------------------------
MBNA Corp.                                      60,600     1,673,166
--------------------------------------------------------------------
Mobile Mini, Inc.                               75,000     2,338,500
--------------------------------------------------------------------
99 Cents Only Stores                            78,900     2,804,895
--------------------------------------------------------------------
Orthodontic Centers of America, Inc.            50,000     1,261,500
--------------------------------------------------------------------
Resources Connection, Inc.                     125,000     2,786,250
--------------------------------------------------------------------
Specialty Laboratories, Inc.                    75,200     2,166,512
--------------------------------------------------------------------
Spinnaker Exploration Co.                       90,000     3,949,200
--------------------------------------------------------------------
Starbucks Corp.                                217,500     3,723,600
--------------------------------------------------------------------
Sunrise Assisted Living, Inc.                  100,000     2,989,000
--------------------------------------------------------------------
Syncor International Corp.                      45,000     1,305,000
--------------------------------------------------------------------
UnitedHealth Group Inc.                         35,000     2,301,250
--------------------------------------------------------------------
Whole Foods Market, Inc.                        50,000     1,737,500
--------------------------------------------------------------------
Williams-Sonoma, Inc.                          105,000     2,719,500
--------------------------------------------------------------------
Zoran Corp.                                    135,000     3,414,150
====================================================================
Total Securities Sold Short                              $56,931,368
____________________________________________________________________
====================================================================

Investment Abbreviations:

Conv.   - Convertible
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  A portion of this security is subject to call options written. See Note 7.
(c) Affiliated issuer in which the Fund's holdings of the issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 10/31/01 represented 2.36% of the Fund's net assets.
(d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e)  A portion of this security is subject to put options written. See Note 8.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) Collateral on short sales was segregated by the Fund in the amount of $58,611,350 which represents 103% of market value.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $490,244,953)                                 $519,280,801
------------------------------------------------------------
Cash                                               7,103,426
------------------------------------------------------------
Receivables for:
  Investments sold                                   547,482
------------------------------------------------------------
  Fund shares sold                                   102,261
------------------------------------------------------------
  Dividends and interest                             256,438
------------------------------------------------------------
  Investments sold short                          55,170,109
------------------------------------------------------------
  Short positions covered                             64,269
------------------------------------------------------------
  Short stock rebates                                 83,481
------------------------------------------------------------
Investment for deferred compensation plan             22,605
------------------------------------------------------------
Other assets                                          21,011
============================================================
    Total assets                                 582,651,883
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           19,459,897
------------------------------------------------------------
  Fund shares reacquired                             985,674
------------------------------------------------------------
  Options written (premiums received
    $1,753,742)                                    2,302,085
------------------------------------------------------------
  Deferred compensation plan                          22,605
------------------------------------------------------------
  Short stock account dividends                        3,200
------------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $55,170,109)         56,931,368
------------------------------------------------------------
Accrued distribution fees                            350,582
------------------------------------------------------------
Accrued trustees' fees                                 1,489
------------------------------------------------------------
Accrued transfer agent fees                           48,766
------------------------------------------------------------
Accrued operating expenses                            85,685
============================================================
    Total liabilities                             80,191,351
============================================================
Net assets applicable to shares outstanding     $502,460,532
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $267,260,447
____________________________________________________________
============================================================
Class B                                         $208,563,442
____________________________________________________________
============================================================
Class C                                         $ 26,636,643
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           21,403,511
____________________________________________________________
============================================================
Class B                                           17,332,937
____________________________________________________________
============================================================
Class C                                            2,210,410
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      12.49
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.49 divided by
      94.50%)                                   $      13.22
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      12.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      12.05
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends from affiliated money market funds   $   2,877,869
------------------------------------------------------------
Dividends                                          1,211,939
------------------------------------------------------------
Interest                                           1,279,988
------------------------------------------------------------
Short stock rebates                                3,701,127
============================================================
    Total investment income                        9,070,923
============================================================

EXPENSES:

Advisory fees                                      4,539,159
------------------------------------------------------------
Administrative services fees                         123,970
------------------------------------------------------------
Custodian fees                                        77,676
------------------------------------------------------------
Distribution fees -- Class A                       1,190,945
------------------------------------------------------------
Distribution fees -- Class B                       2,539,549
------------------------------------------------------------
Distribution fees -- Class C                         335,172
------------------------------------------------------------
Interest                                              60,260
------------------------------------------------------------
Transfer agent fees -- Class A                       251,827
------------------------------------------------------------
Transfer agent fees -- Class B                       218,661
------------------------------------------------------------
Transfer agent fees -- Class C                        28,859
------------------------------------------------------------
Trustees' fees                                        11,299
------------------------------------------------------------
Dividends on short sales                              91,229
------------------------------------------------------------
Other                                                280,172
============================================================
    Total expenses                                 9,748,778
============================================================
Less: Fees waived                                   (342,133)
------------------------------------------------------------
    Expenses paid indirectly                         (18,108)
============================================================
    Net expenses                                   9,388,537
============================================================
Net investment income (loss)                        (317,614)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS,
  OPTION CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                          (55,928,655)
------------------------------------------------------------
  Futures contracts                              (15,121,226)
------------------------------------------------------------
  Option contracts written                        12,437,766
------------------------------------------------------------
  Securities sold short                           40,900,423
============================================================
                                                 (17,711,692)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (133,194,930)
------------------------------------------------------------
  Option contracts written                           603,596
------------------------------------------------------------
  Securities sold short                           10,758,703
============================================================
                                                (121,832,631)
============================================================
Net gain (loss) from investment securities,
  futures contracts, option contracts and
  securities sold short                         (139,544,323)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(139,861,937)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001, the three months ended October 31, 2000, and the year ended July 31, 2000

                                                               YEAR ENDED     THREE MONTHS ENDED    YEAR ENDED
                                                               OCTOBER 31,       OCTOBER 31,         JULY 31,
                                                                  2001               2000              2000
                                                              -------------   ------------------   ------------
OPERATIONS:

  Net investment income (loss)                                $    (317,614)     $     97,868      $ (6,597,179)
---------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts, option contracts and securities sold
    short                                                       (17,711,692)       55,826,482       286,180,807
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, option contracts and securities
    sold short                                                 (121,832,631)      (48,075,372)       90,531,180
===============================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (139,861,937)        7,848,978       370,114,808
===============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (97,674)               --                --
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (163,277,845)               --       (15,796,321)
---------------------------------------------------------------------------------------------------------------
  Class B                                                      (124,916,468)               --       (11,509,981)
---------------------------------------------------------------------------------------------------------------
  Class C                                                       (17,136,847)               --        (1,189,843)
---------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        63,151,173       (10,920,967)       52,117,173
---------------------------------------------------------------------------------------------------------------
  Class B                                                        64,267,666        (3,363,049)       35,576,046
---------------------------------------------------------------------------------------------------------------
  Class C                                                         5,351,320         1,244,247        25,368,723
===============================================================================================================
    Net increase (decrease) in net assets                      (312,520,612)       (5,190,791)      454,680,605
===============================================================================================================

NET ASSETS:

  Beginning of year                                             814,981,144       820,171,935       365,491,330
===============================================================================================================
  End of year                                                 $ 502,460,532      $814,981,144      $820,171,935
_______________________________________________________________________________________________________________
===============================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 486,573,689      $354,467,244      $366,807,012
---------------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (29,141)           14,830           (83,038)
---------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts, option contracts and
    securities sold short                                       (10,810,264)      311,940,191       256,813,710
---------------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, option
    contracts and securities sold short                          26,726,248       148,558,879       196,634,251
===============================================================================================================
                                                              $ 502,460,532      $814,981,144      $820,171,935
_______________________________________________________________________________________________________________
===============================================================================================================

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. The Fund closed to new investors on November 4, 1999. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
     On October 31, 2001, undistributed net investment income (loss) was increased by $371,317, undistributed net realized gains increased by $292,397 and paid in capital decreased by $663,714 as a result of differing book/tax treatment of stock issuance costs, organizational expenses, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The fund has a capital loss carryforward of $7,727,239 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
     The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.

F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

G. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. Bond Premiums -- It has been the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not effect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

J. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. Effective July 1, 2001, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $1,863.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $123,970 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $273,027 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $850,675, $2,539,549 and $335,172, respectively, as compensation under the Plans. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. During the year ended October 31, 2001, AIM Distributors waived fees of $340,270 for Class A shares.
  AIM Distributors received commissions of $32,380 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $41,997 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $4,183 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,965 and reductions in custodian fees of $7,143 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $18,108.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line. During the year ended October 31, 2001, the average outstanding daily balance of bank loans for the Fund was $191,781 with a weighted average interest rate of 4.87%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $1,354,594,555 and $1,410,372,363, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                      $ 55,510,260
---------------------------------------------------------
  Securities sold short                         1,712,037
---------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                       (28,175,863)
---------------------------------------------------------
  Securities sold short                        (2,225,204)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 26,821,230
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $491,946,404.
Proceeds from securities sold short for tax purposes is
$56,418,201.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended October 31, 2001 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of year                                                1,436     $  2,512,958
---------------------------------------------------------------------------------------
Written                                                        162,887       62,592,873
---------------------------------------------------------------------------------------
Closed                                                        (134,268)     (60,136,404)
---------------------------------------------------------------------------------------
Exercised                                                      (12,282)      (2,536,400)
---------------------------------------------------------------------------------------
Expired                                                         (7,310)      (1,062,212)
=======================================================================================
End of year                                                     10,463     $  1,370,815
_______________________________________________________________________________________
=======================================================================================



Open call option contracts written at October 31, 2001 were as follows:

                                                                                                   OCTOBER 31,       UNREALIZED
                                               CONTRACT     STRIKE      NUMBER OF     PREMIUMS         2001         APPRECIATION
ISSUE                                           MONTH        PRICE      CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
-----                                          --------    ---------    ---------    ----------    ------------    --------------
Christopher & Banks Corp.                       Nov-01     $   35           515      $   70,553     $   57,938       $  12,615
---------------------------------------------------------------------------------------------------------------------------------
Genesis Microchip Inc.                          Nov-01         40         1,000         126,996        725,000        (598,004)
---------------------------------------------------------------------------------------------------------------------------------
Informatica Corp.                               Dec-01         10         1,650         193,043        177,375          15,668
---------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.                Nov-01         15         1,500         109,496        138,750         (29,254)
---------------------------------------------------------------------------------------------------------------------------------
LTX Corp.                                       Nov-01         17.50      1,000          98,737         72,500          26,237
---------------------------------------------------------------------------------------------------------------------------------
Merix Corp.                                     Nov-01         17.50      1,200         116,266        117,000            (734)
---------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Index                                Nov-01      1,600           295         279,356        147,500         131,856
---------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      Nov-01         17.50      2,200         171,660        313,500        (141,840)
---------------------------------------------------------------------------------------------------------------------------------
SangStat Medical Corp.                          Nov-01         22.50        500         100,996         76,250          24,746
---------------------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc.                   Nov-01         25           603         103,712         94,972           8,740
=================================================================================================================================
                                                                         10,463      $1,370,815     $1,920,785       $(549,970)
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the year ended October 31, 2001 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS        PAID
                                                              ---------    ------------
Beginning of year                                                1,849     $  3,021,302
---------------------------------------------------------------------------------------
Purchased                                                       26,089       12,625,170
---------------------------------------------------------------------------------------
Closed                                                         (23,993)     (14,544,258)
---------------------------------------------------------------------------------------
Exercised                                                       (3,125)        (719,287)
=======================================================================================
End of year                                                        820     $    382,927
_______________________________________________________________________________________
=======================================================================================



Open put option contracts written at October 31, 2001 were as follows:

                                                                                                   OCTOBER 31,
                                                    CONTRACT    STRIKE    NUMBER OF    PREMIUMS        2001         UNREALIZED
ISSUE                                                MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    APPRECIATION
-----                                               --------    ------    ---------    --------    ------------    ------------
S&P 500 Index                                        Dec-01      $825        820       $382,927      $381,300         $1,627
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the year ended October 31, 2001, the three-month period ended October 31, 2000 and the year ended July 31, 2000 were as follows:

                                               OCTOBER 31, 2001              OCTOBER 31, 2000              JULY 31, 2000
                                          ---------------------------    ------------------------    --------------------------
                                            SHARES         AMOUNT         SHARES        AMOUNT         SHARES         AMOUNT
                                          ----------    -------------    --------    ------------    ----------    ------------
Sold:
  Class A                                  2,607,224    $  36,985,855     347,483    $  9,371,278     6,753,064    $125,825,634
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                    944,149       13,389,082     204,534       5,413,560     4,029,763      72,063,849
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                    277,801        4,096,580      86,484       2,288,148     1,535,334      29,503,687
===============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                 10,692,353      153,328,334          --              --       778,251      14,945,789
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                  7,827,043      108,874,162          --              --       531,984      10,113,306
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                  1,099,897       15,321,560          --              --        57,775       1,099,467
===============================================================================================================================
Reacquired:
  Class A                                 (8,900,416)    (127,163,017)   (754,034)    (20,292,245)   (3,968,990)    (88,654,250)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                 (4,166,728)     (57,995,578)   (329,580)     (8,776,609)   (2,136,331)    (46,601,109)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                   (966,356)     (14,066,819)    (39,595)     (1,043,901)     (245,494)     (5,234,431)
===============================================================================================================================
                                           9,414,967    $ 132,770,159    (484,708)   $(13,039,769)    7,335,356    $113,061,942
_______________________________________________________________________________________________________________________________
===============================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                                                                                               JUNE 29, 1998
                                              YEAR ENDED     THREE MONTHS ENDED    YEAR ENDED JULY 31,        (DATE OPERATIONS
                                              OCTOBER 31,       OCTOBER 31,        --------------------    COMMENCED) TO JULY 31,
                                                 2001               2000           2000(a)     1999(a)            1998(a)
                                              -----------    ------------------    --------    --------    ----------------------
Net asset value, beginning of period           $  26.05           $  25.79         $  14.86    $   9.76           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.05               0.03            (0.14)      (0.09)              0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (3.51)              0.23            11.97        5.20              (0.26)
=================================================================================================================================
    Total from investment operations              (3.46)              0.26            11.83        5.11              (0.24)
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)                --               --       (0.01)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (10.09)                --            (0.90)         --                 --
=================================================================================================================================
    Total distributions                          (10.10)                --            (0.90)      (0.01)                --
=================================================================================================================================
Net asset value, end of period                 $  12.49           $  26.05         $  25.79    $  14.86           $   9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  (18.27)%             1.01%           81.64%      52.36%             (2.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $267,260           $442,913         $449,044    $205,721           $107,540
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense):
  With fee waivers                                 1.15%(c)           1.50%(d)         1.73%       2.35%              1.59%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              1.25%(c)           1.60%(d)         1.81%       2.35%              1.59%(d)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense):
  With fee waivers                                 1.13%(c)           1.41%(d)         1.47%       1.74%              1.59%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                              1.23%(c)           1.51%(d)         1.55%       1.74%              1.59%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.30%(c)           0.39%(d)        (0.63)%     (1.44)%             2.00%(d)
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets        0.02%(c)           0.09%(d)         0.26%       0.61%                --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             250%                52%             198%        220%                13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $340,270,092.
(d)  Annualized.

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                                                                                               JULY 13, 1998
                                              YEAR ENDED     THREE MONTHS ENDED    YEAR ENDED JULY 31,        (DATE OPERATIONS
                                              OCTOBER 31,       OCTOBER 31,        --------------------    COMMENCED) TO JULY 31,
                                                 2001               2000           2000(a)     1999(a)            1998(a)
                                              -----------    ------------------    --------    --------    ----------------------
Net asset value, beginning of period           $  25.61           $  25.41         $  14.75    $   9.76           $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.07)             (0.02)           (0.30)      (0.17)             0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (3.42)              0.22            11.86        5.17             (0.32)
=================================================================================================================================
    Total from investment operations              (3.49)              0.20            11.56        5.00             (0.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --                 --               --       (0.01)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (10.09)                --            (0.90)         --                --
=================================================================================================================================
Net asset value, end of period                 $  12.03           $  25.61         $  25.41    $  14.75           $  9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  (18.93)%             0.79%           80.38%      51.30%            (3.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $208,563           $325,957         $326,571    $153,793           $84,285
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense)                          1.91%(c)           2.27%(d)         2.48%       3.03%             2.30%(d)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense)                          1.89%(c)           2.18%(d)         2.22%       2.42%             2.30%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.46)%(c)         (0.37)%(d)       (1.38)%     (2.12)%            1.29%(d)
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets        0.02%(c)           0.09%(d)         0.26%       0.61%               --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             250%                52%             198%        220%               13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $253,954,910.
(d)  Annualized.

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                                                                             DECEMBER 30, 1998
                                                        YEAR ENDED     THREE MONTHS ENDED    YEAR ENDED         (DATE SALES
                                                        OCTOBER 31,       OCTOBER 31,         JULY 31,     COMMENCED) TO JULY 31,
                                                           2001               2000            2000(a)             1999(a)
                                                        -----------    ------------------    ----------    ----------------------
Net asset value, beginning of period                      $ 25.63           $  25.43          $ 14.78              $11.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.07)             (0.02)           (0.32)              (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (3.42)              0.22            11.87                3.19
=================================================================================================================================
    Total from investment operations                        (3.49)              0.20            11.55                3.08
=================================================================================================================================
Less distributions from net realized gains                 (10.09)                --            (0.90)                 --
=================================================================================================================================
Net asset value, end of period                            $ 12.05           $  25.63          $ 25.43              $14.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (18.91)%             0.79%           80.15%              29.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $26,637           $ 46,111          $44,557              $5,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense)                                                   1.91%(c)           2.27%(d)         2.48%               3.03%(d)
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense)                                                   1.89%(c)           2.18%(d)         2.22%               2.42%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.46)%(c)         (0.37)%(d)       (1.38)%             (2.12)%(d)
=================================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                              0.02%(c)           0.09%(d)         0.26%               0.61%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       250%                52%             198%                220%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,517,145.
(d)  Annualized.